UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-59729

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2005 - April 30, 2006

Item 1:	Reports to Shareholders

Vanguard® International Stock Index Funds

> Semiannual Report

April 30, 2006

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard Total International Stock Index Fund

Vanguard Developed Markets Index Fund

Vanguard Institutional Developed Markets Index Fund

>   For the six months ended April 30, 2006, Vanguard’s six international equity index funds provided returns ranging from roughly 22% for the European Stock Index Fund to about 37% for the Emerging Markets Stock Index Fund.

>	The U.S. dollar lost some ground versus both the Japanese yen and the euro during the period.

>   International markets performed very well. Most notably, the Japanese market—which had languished for several years under the weight of a recession—seemed to emerge from its doldrums, and emerging markets continued to turn in stellar results.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
European Stock Index Fund	10
Pacific Stock Index Fund	33
Emerging Markets Stock Index Fund	55
Total International Stock Index Fund	81
Developed Markets Index Fund	89
Institutional Developed Markets Index Fund	97
About Your Fund’s Expenses	105
Trustees Renew Advisory Arrangement	107
Glossary	108

European Stock Index Fund
Pacific Stock Index Fund
Developed Markets Index Fund
Institutional Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2006
Total
Return
Vanguard European Stock Index Fund
Investor Shares	22.3%
Admiral™ Shares[1]	22.4
Institutional Shares[2]	22.4
VIPER® Shares[3]
Market Price	21.7
Net Asset Value	22.3
MSCI Europe Index	22.6
Average European Region Fund[4]	26.2

Vanguard Pacific Stock Index Fund
Investor Shares	22.8%
Admiral Shares	22.8
Institutional Shares	22.9
VIPER Shares
Market Price	22.6
Net Asset Value	22.8
MSCI Pacific Index	23.6
Average Japan/Pacific Region Fund[4]	26.3

1 Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Institutional Shares also carry very low expenses and are available for a minimum investment of $5 million.

3 VIPER Shares are traded on the American Stock Exchange and are available only through brokers. The table shows VIPER returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

4 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Six Months Ended April 30, 2006
Total
Return
Vanguard Emerging Markets Stock Index Fund
Investor Shares	36.6%
Institutional Shares	36.7
VIPER Shares[1]
Market Price	35.8
Net Asset Value	36.7
Select Emerging Markets Index[2]	37.2
Average Emerging Markets Fund[3]	36.3

Vanguard Total International Stock Index Fund	24.2%
Total International Composite Index[4]	24.7
Average International Fund[3]	23.9

Vanguard Developed Markets Index Fund	22.6%
MSCI EAFE Index	22.9
Average International Fund[3]	23.9

Vanguard Institutional Developed Markets Index Fund	22.5%
MSCI EAFE Index	22.9
Average International Fund[3]	23.9

1 VIPER Shares are traded on the American Stock Exchange and are available only through brokers. The table shows VIPER returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

2 Consists of stocks in 18 emerging markets of Europe, Asia, Africa, and Latin America. The index is administered exclusively for Vanguard by Morgan Stanley Capital International (MSCI).

3 Derived from data provided by Lipper Inc.

4 Consists of the MSCI Europe Index (57%), the MSCI Pacific Index (28%), and the Select Emerging Markets Index (15%) as of April 30, 2006.

Your Fund’s Performance at a Glance

October 31, 2005—April 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
Index Fund	Share Price	Share Price	Dividends	Gains
European Stock
Investor Shares	$27.00	$32.21	$0.700	$0.000
Admiral Shares	63.44	75.68	1.680	0.000
Institutional Shares	27.05	32.25	0.738	0.000
VIPER Shares	50.80	60.55	1.380	0.000
Pacific Stock
Investor Shares	$10.39	$12.58	$0.160	$0.000
Admiral Shares	68.05	82.36	1.107	0.000
Institutional Shares	10.41	12.60	0.176	0.000
VIPER Shares	55.09	66.62	0.930	0.000
Emerging Markets Stock
Investor Shares	$16.91	$22.72	$0.315	$0.000
Institutional Shares	16.95	22.77	0.342	0.000
VIPER Shares	53.61	72.00	1.077	0.000
Total International Stock	$13.49	$16.42	$0.294	$0.000
Developed Markets	$9.75	$11.70	$0.219	$0.000
Institutional Developed Markets	$9.67	$11.59	$0.229	$0.000

Chairman’s Letter

Dear Shareholder,

International stocks provided outstanding returns in the first half of the 2006 fiscal year. Vanguard’s international equity index funds captured those gains by successfully tracking the performance of their target indexes.

The funds’ returns ranged from 22.3% for the European Stock Index Fund to 36.6% for the Emerging Markets Stock Index Fund (both figures are for Investor Shares) for the six months ended April 30. Over the same period, the broad U.S. market—as measured by the Dow Jones Wilshire 5000 Composite Index—posted an 11.1% return.

International stocks continued to surpass U.S. stocks

During the period, developed markets in Europe and the Pacific produced excellent local-currency returns, and the gains were even better when translated into U.S. dollars. In Europe, the dollar’s weakness relative to the euro enhanced returns for U.S.-based investors. In the Pacific region, a weaker dollar was combined with the resurgence of the dominant Japanese stock market, where the Nikkei 225 Index rebounded to levels last seen nearly six years ago.

As was the case in the United States, corporate earnings were strong and economic growth was solid across most foreign markets. Rising energy prices, however, continued to weigh somewhat on the minds and wallets of consumers. Emerging markets, bolstered by surging development, were the period’s biggest gainers.

The Fed continued its measured pace of raising short-term rates

For the six-month period, bonds provided slim returns as rising interest rates put a lid on bond performance. On March 28, the Federal Reserve Board raised its target for the federal funds rate to 4.75%, continuing its gradual tightening of monetary policy to defuse the threat of inflation. This was the Fed’s 15th consecutive rate increase since June 2004. (Shortly after the close of the fiscal period, the Fed extended its streak of rate increases to 16, raising its target to 5.00%.) Interest rate movements followed a normal pattern during the period, rising across the maturity spectrum. Short-term and municipal securities outperformed long-term bonds.

The funds tracked their targets, ending with double-digit gains

The European Stock Index Fund climbed more than 22% over the six months, thanks largely to the fund’s holdings in the United Kingdom and France—together constituting nearly half its assets, on average. Double-digit returns were the norm across Europe, and some of the smaller constituents in the MSCI Europe Index, notably Sweden, Finland, and Norway, turned in results that were much stronger than the broad index’s result. Stocks from the index’s largest sector,

Market Barometer
	Total Returns
	Periods Ended April 30, 2006
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	25.0%	38.1%	11.4%
Russell 1000 Index (Large-caps)	9.9	16.7	3.4
Russell 2000 Index (Small-caps)	18.9	33.5	10.9
Dow Jones Wilshire 5000 Index (Entire market)	11.1	18.9	4.5

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	0.6%	0.7%	5.2%
Lehman Municipal Bond Index	1.6	2.2	5.4
Citigroup 3-Month Treasury Bill Index	2.0	3.6	2.1

CPI
Consumer Price Index	1.2%	3.5%	2.6%

1 Annualized.

financials, fared well in several countries, as did materials, industrials, and consumer discretionary issues.

The Pacific Stock Index Fund, with Japanese stocks making up just over three-quarters of its assets on average, also posted an excellent return. The region’s smaller markets—Australia, Hong Kong, and Singapore—had strong returns that, combined with the Japanese market’s impressive performance, produced a return of nearly 23%. The consumer discretionary, information technology, and materials sectors were the strongest performers among the industry groups in the MSCI Pacific Index.

Several emerging markets had extraordinary returns, extending their string of strong performances and leading the Emerging Markets Stock Index Fund to a gain of close to 37%. Stocks in Taiwan, Korea, and Brazil—which accounted for nearly half the fund’s assets on average during the period—performed extremely well. Some of the smaller markets in the Select Emerging Markets Index, including India, China, and Turkey,

Annualized Expense Ratios[1]
Your fund compared with its peer group
		Average
	Fund	Weighted	Peer-Group
	Expense	Expense	Expense
Index Fund	Ratio	Ratio[2]	Ratio
European Stock Index Fund
Investor Shares	0.27%	—	1.54%
Admiral Shares	0.17	—	1.54
Institutional Shares	0.12	—	1.54
VIPER Shares	0.18	—	1.54
Pacific Stock Index Fund
Investor Shares	0.27%	—	1.68%
Admiral Shares	0.17	—	1.68
Institutional Shares	0.12	—	1.68
VIPER Shares	0.18	—	1.68
Emerging Markets Stock Index Fund
Investor Shares	0.43%	—	1.98%
Institutional Shares	0.25	—	1.98
VIPER Shares	0.30	—	1.98
Total International Stock Index Fund	—	0.29%	1.65%
Developed Markets Index Fund	—	0.27%	1.65%
Institutional Developed Markets Index Fund	—	0.12%	1.65%

1 Fund expense ratios reflect the six months ended April 30, 2006. Peer groups are: for the European Stock Index Fund, the Average European Region Fund; for the Pacific Stock Index Fund, the Average Japan/Pacific Region Fund; for the Emerging Markets Stock Index Fund, the Average Emerging Markets Fund; for the other funds, the Average International Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

2 For the underlying funds; annualized. The Total International Stock Index Fund, the Developed Markets Index Fund, and the Institutional Developed Markets Index Fund do not have expenses of their own, but they bear their share of the expenses of the underlying funds.

made outsized contributions. The energy, materials, financials, and industrials sectors all produced exceptional returns.

The Total International Stock Index Fund, a “fund-of-funds” that invests in the European, Pacific, and Emerging Markets Stock Index Funds, returned 24.2% during the period. The Developed Markets Index Fund, which invests only in the European and Pacific funds, returned 22.6%, while the Institutional Developed Markets Index Fund returned 22.5%.

Thanks to low costs and to the indexing expertise of Vanguard’s Quantitative Equity Group, all of the funds produced results very close to those of their target indexes. Keep in mind that, unlike real-world mutual funds, the unmanaged indexes incur no operating or transaction costs—a fact that makes tight tracking a challenge for any index fund, and particularly for those investing in international markets, where costs can be higher than in the United States.

Though the funds provided close tracking with their target indexes, the funds' returns lagged those of their indexes by slightly more than the fund expense ratios. This is because of fair-value pricing, which international funds sometimes use to determine net asset values. The practice, which takes into account real-time market developments that are not reflected in closing market prices overseas, can produce a seeming divergence between the performance of a fund and that of its index. These discrepancies quickly correct themselves, usually the next day.

With respect to competitors, two of the funds—the Emerging Markets and Total International Stock Index Funds—surpassed the average returns of their peer groups for the six months, while the others fell short by varying degrees. The European and Pacific Stock Index Funds lagged the most, trailing their actively managed peers by 3.9 and 3.5 percentage points, respectively, during the six months.

A caveat about the strong performance of international markets

The past few years have provided excellent stock returns in a number of markets around the globe. Many market observers and analysts have been citing this strong record in urging investors to “take part” in the good times abroad. However, I believe a word of caution is prudent.

International funds can add valuable diversification to a mix of U.S. stock, bond, and cash investments. Of course, diversification doesn’t necessarily improve a portfolio’s return, but it can offer a measure of protection from market volatility. These enduring diversification benefits are the right reason to invest abroad. By contrast, an investment decision based solely on recent performance may be counterproductive. Markets move in cycles, and periods of strength are inevitably followed by periods of weakness. Vanguard research has found that allocating roughly 20% of a stock portfolio to international investments can provide meaningful diversification benefits for long-term investors. The key, of course, is to stick with this commitment through the ups and downs—a challenge for investors tempted to chase performance.

Maintaining focus on your long-term goals is a critical element of a successful investing plan. Vanguard’s international index funds, which seek to simply track the performance of their benchmarks, can provide competitive long-term performance, helping you to capture as much of the return of the chosen market as possible.

We appreciate your ongoing confidence in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 11, 2006

Notice to Shareholders: Share Class Added for Emerging Markets Fund

Vanguard Emerging Markets Fund recently began offering Admiral™ Shares, a share class that is designed to recognize and encourage the cost savings realized from large, long-standing accounts. Admiral Shares, which are available for more than 60 Vanguard funds, have expense ratios that are considerably lower than the already low expenses of Investor Shares. Admiral Shares for the Emerging Markets Fund will have an expense ratio of about 0.30%, as compared with an expense ratio of about 0.43% for Investor Shares. You’re eligible for the Emerging Markets Admiral Shares if you have at least $100,000 invested in the fund, or if you have owned the fund for at least ten years, have a balance in the fund of at least $50,000, and are registered for online access to your Vanguard accounts.

Vanguard European Stock Index VIPERs®
Premium/Discount: October 31, 2005–April 30, 2006

	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value

	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	48	16.49%	7	2.41%
25–49.9	64	21.99	2	0.69
50–74.9	78	26.80	0	0.00
75–100.0	54	18.56	0	0.00
>100.0	38	13.06	0	0.00
Total	282	96.90%	9	3.10%

Vanguard Pacific Stock Index VIPERs
Premium/Discount: October 31, 2005–April 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	24	8.25%	8	2.75%
25–49.9	54	18.56	1	0.34
50–74.9	78	26.80	0	0.00
75–100.0	65	22.34	0	0.00
>100.0	61	20.96	0	0.00
Total	282	96.91%	9	3.09%

Vanguard Emerging Markets VIPERs
Premium/Discount: October 31, 2005–April 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	60	20.62%	26	8.93%
25–49.9	68	23.37	12	4.12
50–74.9	49	16.84	7	2.41
75–100.0	38	13.06	4	1.37
>100.0	25	8.59	2	0.69
Total	240	82.48%	51	17.52%

1 One basis point equals 1/100th of 1%.

European Stock Index Fund

Fund Profile

As of April 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	608	589	2,045
Turnover Rate	5%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.27%[3]
Admiral Shares	0.17%[3]
Institutional Shares	0.12%[3]
VIPER Shares	0.18%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10%	10%	11%
Consumer Staples	9	9	7
Energy	11	11	10
Financials	29	29	28
Health Care	9	9	7
Industrials	8	8	10
Information Technology	4	4	7
Materials	7	7	9
Telecommunication Services	7	7	6
Utilities	6	6	5

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.83	1.00
Beta	1.00	1.00	0.93	1.00

Ten Largest Holdings[4] (% of total net assets)

BP PLC	integrated oil
	and gas	3.0%
HSBC Holdings PLC	diversified banks	2.5
GlaxoSmithKline PLC	pharmaceuticals	2.1
Total SA	integrated oil
	and gas	1.9
Vodafone Group PLC	wireless
	telecommunication
	services	1.7
Novartis AG (Registered)	pharmaceuticals	1.7
Nestle SA (Registered)	packaged foods
	and meats	1.6
Royal Dutch Shell PLC	integrated oil
	and gas	1.5
UBS AG (Registered)	diversified capital
	markets	1.5
Roche Holdings AG	pharmaceuticals	1.4
Top Ten	18.9%

Country Diversification (% of portfolio)
		Target
	Fund	Index[1]
United Kingdom	35%	35%
France	14	14
Germany	11	11
Switzerland	10	10
Spain	6	6
Italy	6	6
Netherlands	5	5
Sweden	4	4
Finland	2	2
Belgium	2	2
Norway	1	1
Ireland	1	1
Denmark	1	1
Greece	1	1
Austria	1	1

1 MSCI Europe Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 108 for a glossary of investment terms.

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1995–April 30, 2006

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares2	6/18/1990	20.35%	9.43%	10.25%
Admiral Shares2	8/13/2001	20.41	11.003	—
Institutional Shares2	5/15/2000	20.49	9.60	4.513
VIPER Shares	3/4/2005
Market Price		20.86	15.483	—
Net Asset Value		20.44	14.783	—

1 Six months ended April 30, 2006.

2 Total return figures do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for Investor Shares, the $10 annual account maintenance fee applied on balances under $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 25 through 28 for dividend and capital gains information.

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Austria (0.7%)
	OMV AG	398,528	27,634
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	446,786	27,070
	Telekom Austria AG	848,187	20,763
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	18,727	8,889
*	Immofinanz Immobilien
	Anlagen AG	807,679	8,834
	Wienerberger AG	152,931	8,073
*	Raiffeisen International
	Bank-Holding AG	86,725	7,545
	Voestalpine AG	47,952	6,988
*	Meinl European Land Ltd.	346,664	6,836
	Boehler-Uddeholm AG	24,488	5,544
*	Wiener Staedtische
	Allgemeine Versicherung AG	75,512	4,829
	Andritz AG	21,936	3,839
	Flughafen Wien AG	25,931	1,975
	Mayr-Melnhof Karton AG	10,231	1,886
*	RHI AG	56,791	1,863
			142,568
Belgium (1.7%)
	Fortis Group	2,833,060	106,029
	KBC Bank & Verzekerings
	Holding	443,264	51,368
	Dexia	1,328,591	35,009
	InBev	439,949	22,155
	Groupe Bruxelles
	Lambert SA	178,762	20,245
	Solvay SA	153,406	17,906
	Belgacom SA	392,941	12,836
	Delhaize Group	172,116	12,385
	UCB SA	211,938	10,886
	Umicore	59,001	9,392
	Colruyt NV	38,430	5,901
	Mobistar SA	69,371	5,561
	Agfa Gevaert NV	231,984	4,693
	Bekaert NV	33,511	3,847
	Omega Pharma SA	48,149	3,355
	Barco NV	27,294	2,696
	Cofinimmo	14,076	2,373
	D’Ieteren SA	6,641	2,073
	Compagnie Maritime
	Belge SA	42,477	1,378
	Euronav SA	44,790	1,285
			331,373
	Denmark (1.0%)
	Danske Bank A/S	1,081,407	42,920
	Novo Nordisk A/S
	B Shares	582,976	37,594
^	AP Moller-Maersk A/S	2,923	25,043
*^	Vestas Wind Systems A/S	449,204	12,169
	Danisco A/S	119,970	10,161
	Novozymes A/S	121,113	9,427
	DSV, De Sammensluttede
	Vognmaend A/S	50,725	8,284
	GN Store Nord A/S	531,963	7,545

European Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Topdanmark A/S	44,706	5,835
	^Coloplast A/S B Shares	64,715	5,202
	Carlsberg A/S B Shares	76,920	5,167
*	William Demant A/S	63,945	4,556
	FLS Industries A/S
	B Shares	93,227	4,232
	Trygvesta AS	65,857	4,049
	Bang & Olufsen A/S
	B Shares	27,075	3,394
^	H. Lundbeck A/S	136,884	3,078
	NKT Holding A/S	47,923	3,072
^	East Asiatic Co. A/S	44,175	1,880
^	D/S Torm A/S	34,551	1,583
			195,191
Finland (2.3%)
^	Nokia Oyj	10,190,557	230,817
	UPM-Kymmene Oyj	1,264,977	29,575
	Fortum Oyj	1,057,300	26,633
	Stora Enso Oyj R Shares	1,461,203	22,827
	Sampo Oyj A Shares	962,593	19,832
	Neste Oil Oyj	310,706	10,784
	Metso Oyj	257,459	10,216
	Kone Oyj	183,434	8,546
	YIT Oyj	299,830	8,442
	Elisa Oyj Class A	383,321	7,859
	Rautaruuki Oyj	202,671	7,091
	^Wartsila Oyj B Shares	144,005	6,125
	TietoEnator Oyj B Shares	190,606	5,972
	Outokumpu Oyj A Shares	240,572	5,786
	Kesko Oyj	155,088	5,344
	Orion-Yhtyma Oyj B Shares	188,346	4,463
	Cargotec Corp.	91,706	4,449
	Uponor Oyj	145,131	4,448
	Nokian Renkaat Oyj	245,445	4,192
	OKO Bank (Osuuspankkien
	Keskuspankki Oyj)	228,680	3,645
	^Amer Group Ltd.	174,899	3,581
	KCI Konecranes Oyj	129,904	2,405
			433,032
France (14.3%)
	Total SA	1,336,809	368,348
	Sanofi-Aventis	2,532,509	238,439
	BNP Paribas SA	1,832,237	172,778
*	AXA	3,623,754	132,480
	Societe Generale Class A	852,826	129,967
	France Telecom SA	4,090,150	95,151
^	Suez SA	2,422,122	94,429
^	Vivendi SA	2,517,910	91,791
*^	Carrefour SA	1,364,751	78,955
	Groupe Danone	575,353	71,644
	L’Oreal SA	717,204	66,372
^	LVMH Louis Vuitton Moet
	Hennessy	592,669	62,270
	Schneider Electric SA	547,246	61,849
	Credit Agricole SA	1,449,027	58,245
	L’Air Liquide SA (Registered)	263,823	56,981
	Cie. de St. Gobain SA	751,769	56,320
	Lafarge SA	424,783	52,070
	Renault SA	448,088	51,893
	Arcelor	1,238,278	50,856
	Veolia Environnement	836,000	49,884
*^	Alcatel SA	3,005,256	43,268
	Vinci SA	411,751	40,854
	Pernod Ricard SA	181,491	35,146
	Accor SA	475,103	29,842
	STMicroelectronics NV	1,536,389	28,102
	Compagnie Generale des
	Etablissements Michelin SA	346,232	24,934
	PSA Peugeot Citroen	369,178	24,219
^	Bouygues SA	443,333	24,144
	Lagardere S.C.A.	292,093	24,087
*	Alstom	265,314	23,978
	Essilor International SA	235,909	23,582
	European Aeronautic
	Defence and Space Co.	590,381	23,258
	Pinault-Printemps-
	Redoute SA	160,310	20,760
^	Unibail Co.	110,263	19,179
	Euronext NV	204,275	18,218
*^	Gaz de France	476,560	17,102
*^	Cap Gemini SA	302,486	16,152
*	BNP Paribas New	175,510	15,995
	Publicis Groupe SA	333,038	13,820
	Hermes International	52,801	13,528

European Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Technip SA	210,189	13,251
	Thomson SA	626,152	12,929
*	Atos Origin SA	162,820	12,187
	Sodexho Alliance SA	231,412	11,109
	Safran SA	401,331	10,285
*	Vivendi Universal SA ADR	272,160	9,942
	^Societe Television Francaise	1 285,037	9,447
	CNP Assurances	83,783	9,033
*^	PagesJaunes SA	304,348	8,783
	Neopost SA	76,916	8,689
	Thales SA	187,329	8,035
	Dassault Systemes SA	138,336	7,499
	Etablissements
	Economiques du Casino
	Guichard-Perrachon SA	93,516	7,433
	Valeo SA	168,967	7,227
*	Vinci SA-New Shares	73,112	7,137
	Air France	291,170	6,767
	Imerys SA	76,889	6,597
	Klepierre	55,683	6,521
	Zodiac SA	93,151	6,016
*	Business Objects SA	158,332	5,118
	Societe BIC SA	72,310	5,073
	SCOR SA	2,003,588	5,069
*	Societe des Autoroutes
	Paris-Rhin-Rhone	57,111	4,500
	Gecina SA	22,708	2,977
			2,712,514
Germany (10.6%)
	Siemens AG	1,939,852	183,354
*^	E.On AG	1,506,780	183,051
^	Allianz AG	933,241	155,892
	Deutsche Bank AG	1,193,808	146,141
*^	Deutsche Telekom AG	6,601,330	118,965
	SAP AG	535,673	116,852
*^	BASF AG	1,299,199	111,231
^	DaimlerChrysler AG
	(Registered)	1,878,015	102,782
^	RWE AG	1,013,046	87,758
^	Bayer AG	1,590,267	73,076
^	Muenchener
	Rueckversicherungs-
	Gesellschaft AG (Registered)	472,122	66,742
	Commerzbank AG	1,430,179	59,206
	Deutsche Post AG	1,723,936	45,902
^	Schering AG	399,530	42,807
^	Continental AG	316,891	37,667
	Deutsche Boerse AG	243,045	35,064
*^	Volkswagen AG	425,462	32,808
	ThyssenKrupp AG	870,359	28,668
	Adidas-Salomon AG	122,737	25,866
	Man AG	341,068	25,812
	Hypo Real Estate
	Holding AG	323,741	22,645
	Metro AG	351,839	19,916
	Porsche AG	19,000	18,934
*	Infineon Technologies AG	1,536,030	18,769
	Fresenius Medical Care AG	152,625	18,281
^	Linde AG	201,709	18,027
^	DaimlerChrysler AG	327,337	17,968
	Henkel KGaA	143,728	17,269
	Depfa Bank PLC	850,856	15,953
*^	Volkswagen AG Pfd.	255,198	14,155
*	Merck KGaA	116,992	12,390
^	TUI AG	546,330	11,612
^	Puma AG	28,633	11,519
^	Altana AG	169,119	10,837
	Deutsche Postbank AG	138,113	10,556
	Deutsche Lufthansa AG	552,778	10,178
	Hochtief AG	144,438	9,865
^	Celesio AG	92,992	8,744
	RWE AG Pfd.	94,261	7,350
	Heidelberger
	Druckmaschinen AG	124,855	6,290
	Beiersdorf AG	40,748	6,156
	ProSieben Sat.1 Media AG	211,438	5,847
	Wincor Nixdorf AG	37,995	5,456
*^	Qiagen NV	342,257	5,093
	IVG Immobilien AG	167,259	4,795
*^	Karstadt Quelle AG	151,178	4,537
	^Suedzucker AG	161,736	4,428

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Douglas Holding AG	81,286	3,914
	MLP AG	143,338	3,508
*^	Premier AG	161,168	2,636
*	EPCOS AG	119,315	1,601
			2,008,873
Greece (1.0%)
	National Bank of Greece SA	609,039	30,177
	Alpha Credit Bank SA	669,303	25,265
	Greek Organization of
	Football Prognostics	540,248	19,843
	EFG Eurobank Ergasias	463,908	18,457
*	Hellenic Telecommunication
	Organization SA	709,887	15,873
*	Bank of Piraeus	416,510	13,120
	Coca-Cola Hellenic
	Bottling Co. SA	259,150	8,494
	Cosmote Mobile
	Communications SA	321,756	7,873
	Titan Cement Co. SA	137,370	6,975
	Public Power Corp.	252,740	6,465
*	Commercial Bank of
	Greece SA	190,110	6,418
	Hellenic Petroleum SA	259,150	3,914
	Germanos SA	133,834	2,906
	Viohalco, Hellenic Copper
	& Aluminum Industry SA	262,248	2,788
	National Bank of Greece
	SA ADR	238,060	2,378
	Hellenic Exchanges SA	107,650	1,977
	Hellenic Technodomiki
	Tev SA	163,044	1,713
	Intracom SA	209,570	1,671
	Hyatt Regency Hotels and
	Tourism SA	102,819	1,451
	Technical Olympic SA	181,309	1,123
	Folli-Follie SA	38,380	1,092
*	Hellenic Telecommunications
	Organization SA ADR	79,428	902
	Hellenic Duty Free Shops SA	41,440	777
			181,652
Ireland (1.2%)
	Allied Irish Banks PLC	2,114,923	50,768
	CRH PLC	1,292,755	47,441
	Bank of Ireland	2,351,432	43,841
	Irish Life & Permanent PLC	654,687	16,686
*	Elan Corp. PLC	989,038	14,469
	Kerry Group PLC A Shares	317,914	7,928
*	Grafton Group PLC	514,333	7,119
	Eircom Group PLC	1,952,090	5,312
	C&C Group PLC	666,864	5,169
	DCC PLC	194,983	4,731
	Kingspan Group PLC	286,065	4,723
	IAWS Group PLC	258,376	4,665
	Independent News
	& Media PLC	1,363,646	4,263

*	Ryanair Holdings PLC	366,211	3,064
	Fyffes PLC	772,924	2,103
	Greencore Group PLC	376,631	1,920
	Paddy Power PLC	107,900	1,916
*	Ryanair Holdings PLC ADR	14,400	678
	Elan Corp. PLC ADR	45,229	665
			227,461
Italy (5.5%)
	ENI SpA	6,298,775	192,455
	Unicredito Italiano SpA	18,814,516	141,496
	ENEL SpA	10,423,589	90,049
	Assicurazioni Generali SpA	2,315,331	86,661
	Telecom Italia SpA	25,875,665	72,375
	Banca Intesa SpA	9,409,376	55,664
	San Paolo-IMI SpA	2,687,698	50,381
	Telecom Italia SpA RNC	14,590,781	36,434
	Capitalia SpA	4,071,077	35,300
	Banco Popolare di Verona
	e Novara Scarl SpA	899,443	25,280
	Mediobanca Banca di Credito
	Finanziaria SpA	1,155,685	25,010
	Mediaset SpA	1,860,003	23,502
	Autostrade SpA	693,031	21,240
	Banche Popolari Unite
	Scarl SpA	831,794	21,008
*^	Fiat SpA	1,322,832	18,620
	Finmeccanica SpA	715,222	17,120
	Banca Monte dei Paschi
	di Siena SpA	2,668,008	15,789

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Banca Intesa SpA Non
	Convertible Risp.	2,250,848	12,476
	Alleanza Assicurazioni SpA	1,023,068	12,425
	Banca Popolare di
	Milano SpA	950,459	12,001
	Snam Rete Gas SpA	2,370,901	10,608
	Luxottica Group SpA	331,051	9,843
*	Banca Nazionale del
	Lavoro (BNL) SpA	2,579,868	9,489
	Terna SpA	2,910,296	7,982
	Pirelli & C. Accomandita
	per Azioni SpA	6,841,213	6,660
^	Mediolanum SpA	612,035	4,837
*	Seat Pagine Gialle SpA	9,785,329	4,658
	Autogrill SpA	279,359	4,546
	Bulgari SpA	361,735	4,483
	Italcementi SpA	169,456	4,452
	Banca Fideuram SpA	714,645	4,303
	Lottomatica S.p.A.	74,663	3,436
	Mondadori (Arnoldo)
	Editore SpA	283,698	2,857
^	Gruppo Editoriale
	L’Espresso SpA	425,462	2,345
	Benetton Group SpA	151,137	2,295
*^	Tiscali SpA	576,392	2,112
^	Telecom Italia Media SpA	2,831,569	1,341
*	Parmalat Finanziaria SpA	569,830	—
			1,051,533
Netherlands (5.0%)
	ING Groep NV	4,533,877	184,705
^	ABN-AMRO Holding NV	4,322,138	128,306
	Koninklijke (Royal) Philips
	Electronics NV	3,184,054	109,650
	Unilever NV	1,382,850	99,708
^	Aegon NV	3,308,869	59,875
	Koninklijke KPN NV	4,684,432	54,976
	Akzo Nobel NV	658,101	37,860
	TNT NV	1,001,492	35,988
*	Koninklijke Ahold NV	3,759,234	30,821
	Reed Elsevier NV	1,702,047	25,144
	Heineken NV	593,420	24,012
*	ASML Holding NV	1,132,320	23,908
	Verenigde Nederlandse
	Uitgeversbedrijven NV	590,595	20,259
*	Koninklijke Numico NV	414,585	18,762
^	Wolters Kluwer NV	698,290	18,155
	Koninklijke DSM NV	366,392	16,687
	Rodamco Europe NV	108,460	11,654
	Vedior NV	410,704	9,560
	SBM Offshore NV	83,422	8,926
	Randstad Holding NV	111,449	7,395
*^	Hagemeyer NV	1,248,956	6,776
	Corio NV	97,403	6,153
^	Buhrmann NV	281,091	5,440
	Wereldhave NV	49,881	5,197
^	Getronics NV	296,471	3,581
	Oce NV	188,742	3,137
	Aegon NV (New York) ARS	172,787	3,100
*	ASML Holding (New York)	38,580	816
			960,551
Norway (1.2%)
	Norsk Hydro ASA	344,582	52,647
	Statoil ASA	1,589,241	51,961
	Orkla ASA	462,406	24,240
	DnB NOR ASA	1,616,826	22,348
	Telenor ASA	1,858,553	21,484
	Yara International ASA	493,421	7,902
*	Petroleum Geo-Services ASA	137,821	7,700
*	Acergy SA	463,653	7,543
*	Storebrand ASA	558,962	6,585
	Norske Skogindustrier ASA	388,552	5,966
	ProSafe ASA	82,710	4,887
*	Tomra Systems ASA	428,253	4,234
^	Frontline Ltd.	128,269	4,117
*	Tandberg Television ASA	191,783	3,837
	Schibsted ASA	116,537	3,414
	Tandberg ASA	327,155	3,313
	Stolt-Nielsen SA	96,005	2,704
			234,882
Portugal (0.5%)
	Portugal Telecom SGPS SA	1,912,592	24,244
	Electricidade de Portugal SA	4,422,024	17,384
	Banco Comercial
	Portugues SA	4,705,804	14,359

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Brisa-Auto Estradas de
	Portugal SA	797,598	8,382
	Banco BPI SA	736,932	5,555
	Sonae SGPS SA	2,206,630	3,752
	Banco Espirito Santo SA	253,134	3,680
	Cimpor-Cimento de
	Portugal SA	487,334	3,394
	PT Multimedia Servicos de
	Telecomunicacoes e
	Multimedia SGPS SA	185,765	2,265
	Jeronimo Martins & Filho,
	SGPS, SA	90,626	1,632
*	Sonae Industria-SGPS SA	152,155	1,522
	Banco Espirito Santo SA
	Bonus Rights	253,134	613
*	Banco Espirito Santo SA
	Rights	253,134	371
			87,153
Spain (5.6%)
	Banco Santander Central
	Hispano SA	14,374,851	221,556
	Banco Bilbao Vizcaya
	Argentaria SA	8,203,706	180,834
	Telefonica SA	10,529,173	168,332
	Endesa SA	2,305,356	76,192
	Repsol YPF SA	2,215,285	66,035
	Iberdrola SA	1,963,058	63,833
	Banco Popular Espanol SA	2,056,209	31,019
	Altadis SA	650,922	30,857
	ACS, Actividades de
	Contruccion y Servisios, SA	597,793	24,766
	Industria de Diseno Textil SA	528,237	21,468
	Abertis Infraestructuras SA	522,967	13,779
	Gas Natural SDG SA	432,891	13,185
	Union Fenosa SA	331,838	12,810
	Grupo Ferrovial, SA	152,353	12,490
	Metrovacesa SA	135,202	12,340
	Acciona SA	69,459	11,933
	Sacyr Vallehermoso SA	265,087	9,166
	Gamesa Corporacion
	Tecnologica, SA	412,177	8,944
	Fomento de Construc y
	Contra SA	110,334	8,939
	Acerinox SA	440,541	7,394
	Indra Sistemas, SA	317,644	6,528
	Cintra Concesiones de
	Infraestructuras de
	Transporte SA	474,652	6,424
	Corporacion Mapfre SA	259,266	5,476
	Inmobiliaria Colonial SA	72,276	5,153
	Antena 3 Television	186,681	4,909
	Telefonica Publicidad e
	Informacion, SA	396,184	4,370
*	Telefonica SA ADR	87,308	4,190
	Ebro Puleva SA	206,447	4,078
	Sociedad General de Aguas
	de Barcelona SA	142,668	3,982
*	Sogecable SA	97,353	3,681
	NH Hoteles SA	186,003	3,347
	Promotora de
	Informaciones SA	182,872	3,344
	Iberia (Linea Aerea Espana)	1,153,291	3,225
	Zeltia SA	385,905	2,937
			1,057,516
Sweden (3.5%)
	Telefonaktiebolaget LM
	Ericsson AB Class B	35,863,693	126,820
	Nordea Bank AB	5,238,259	67,219
*^	Hennes & Mauritz AB
	B Shares	1,148,902	43,480
^	Svenska Handelsbanken
	AB A Shares	1,259,015	36,096
^	Sandvik AB	487,287	31,607
	Skandinaviska Enskilda
	Banken AB A Shares	1,141,067	28,688
^	TeliaSonera AB	4,519,672	27,955
^	Volvo AB B Shares	526,264	26,414
^	Atlas Copco AB A Shares	813,604	23,971
	Svenska Cellulosa AB
	B Shares	475,756	21,477
^	Electrolux AB Series B	688,708	20,553
^	SKF AB B Shares	973,806	16,674
^	Skanska AB B Shares	911,463	15,731
	Securitas AB B Shares	713,157	14,828
^	Atlas Copco AB Class B
	Shares	504,618	13,733
^	Assa Abloy AB	711,316	13,722

European Stock Index Fund
	Shares	Market Value• ($000)
^ Swedish Match AB	787,203	11,772
Volvo AB A Shares	229,913	11,302
^ Scania AB Class B	230,898	10,709
^ Tele2 AB B Shares	765,426	9,661
^ Alfa Laval AB	230,376	7,474
^ Getinge AB B Shares	431,463	7,447
^ Svenskt Stal AB A Shares	122,255	7,181
* Modern Times Group AB	123,586	6,761
^ Gambro AB A Shares	422,042	6,309
*^ Lundin Petroleum AB	402,954	5,526
Holmen AB	126,638	5,469
Eniro AB	417,909	4,568
^ Trelleborg AB B Shares	189,644	4,210
Kungsleden AB	109,495	3,886
* Capio AB	196,261	3,859
Castellum AB	378,304	3,675
Fabege AB	187,952	3,619
OMX AB	185,843	3,561
Gambro AB B Shares	229,614	3,435
Elekta AB B Shares	208,655	3,434
^ Svenskt Stal AB ** (SSAB)	57,903	3,142
Oriflame Cosmetics SA	72,726	2,743
WM-Data AB Class B	744,212	2,528
*^ SAS AB	182,833	2,475
D. Carnegie & Co. AB	105,710	2,343
Billerud Aktiebolag	126,802	2,180
Axfood AB	70,814	2,015
^ Hoganas AB B Shares	65,774	1,785
*^ Telelogic AB	588,100	1,489
^ Wihlborgs Fastigheter AB	35,777	1,041
Capio AB Rights Exp 5/18/2006	196,261	143
SSAB Svenskt Stal AB Series A Redemption Rights Exp. 5/23/06	120,455	42
SSAB Svenskt Stal AB Series B Redemption Rights Exp. 5/23/06	57,903	33
		674,785
Switzerland (10.1%)
Novartis AG (Registered)	5,632,995	321,932
Nestle SA (Registered)	976,262	296,794
UBS AG (Registered)	2,465,248	288,503
Roche Holdings AG	1,699,755	260,122
Credit Suisse Group (Registered)	2,936,881	183,946
Zurich Financial Services AG	348,405	84,537
* ABB Ltd.	4,797,477	68,183
Cie. Financiere Richemont AG	1,199,763	61,968
Swiss Re (Registered)	779,175	56,738
Holcim Ltd. (Registered)	445,423	37,260
Syngenta AG	258,985	35,887
Adecco SA (Registered)	316,499	19,575
Swisscom AG	44,723	14,878
Swatch Group AG (Bearer)	79,750	14,255
Nobel Biocare Holding AG	56,071	13,765
Synthes, Inc.	111,335	13,730
Givaudan SA	16,040	13,421
* Geberit AG	9,562	11,128
SGS Societe Generale de Surveillance Holding SA (Registered)	10,360	10,221
CIBA Specialty Chemicals AG (Registered)	162,505	9,941
Kuehne & Nagel International AG	25,977	9,393
Clariant AG	559,396	8,675
Serono SA Class B	13,136	8,597
* Logitech International SA	196,248	8,090
Sulzer AG (Registered)	8,801	7,394
Schindler Holding AG (Ptg. Ctf.)	124,087	6,778
Lonza AG (Registered)	91,376	6,463
Phonak Holding AG	103,132	6,377
Swatch Group AG (Registered)	130,763	4,783
PSP Swiss Property AG	90,553	4,772
Rieter Holding AG	10,849	4,743
Straumann Holding AG	18,848	4,629
* Unaxis Holding AG	13,787	4,582
UBS AG	35,370	4,133
Kuoni Reisen Holding AG (Registered)	6,876	3,677
* SIG Holding AG	14,744	3,199
^ Kudelski SA	85,843	2,239

European Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Micronas Semiconductor
	Holding AG	77,466	1,953
	Valora Holding AG	7,955	1,898
			1,919,159
United Kingdom (35.1%)
	BP PLC	46,663,290	568,570
	HSBC Holdings PLC	27,336,568	470,168
	GlaxoSmithKline PLC	14,095,909	403,797
	Vodafone Group PLC	137,985,910	325,306
	Royal Dutch Shell PLC
	Class A (Amsterdam
	Shares)	8,492,604	290,128
	Royal Bank of Scotland
	Group PLC	7,700,133	249,637
	Royal Dutch Shell PLC
	Class B	6,675,897	237,196
	AstraZeneca Group PLC	3,833,745	210,121
	Barclays PLC	15,632,226	193,618
	HBOS PLC	9,285,422	162,772
	Anglo American PLC	3,433,330	146,379
	Rio Tinto PLC	2,588,238	142,249
	Lloyds TSB Group PLC	13,549,616	130,624
	BHP Billiton PLC	5,971,348	122,409
	Diageo PLC	6,986,928	114,524
	BG Group PLC	8,581,797	113,977
	Tesco PLC	18,989,577	110,193
	British American
	Tobacco PLC	3,815,797	96,914
	Aviva PLC	5,787,353	83,883
	BT Group PLC	20,363,178	81,315
	Unilever PLC	6,637,462	69,872
	National Grid Transco PLC	6,560,238	68,454
	Prudential PLC	5,864,026	68,204
	BAE Systems PLC	7,772,149	58,785
	Reckitt Benckiser PLC	1,484,156	53,881
	Imperial Tobacco
	Group PLC	1,723,303	53,246
	Cadbury Schweppes PLC	5,041,046	49,562
	Centrica PLC	8,776,084	47,577
	Old Mutual PLC	13,208,699	45,961
	SABMiller PLC	2,172,738	45,366
	Marks & Spencer
	Group PLC	4,018,754	42,681
	Scottish & Southern
	Energy PLC	2,078,859	42,491
	BP PLC ADR	575,360	42,416
	BAA PLC	2,605,950	40,279
	ScottishPower PLC	3,911,231	39,742
	Legal & General
	Group PLC	15,746,186	39,614
	GUS PLC	2,119,824	39,565
	Land Securities
	Group PLC	1,135,309	38,154
	Royal Dutch Shell
	PLC Class A	1,062,627	36,100
	Wolseley PLC	1,434,117	35,692
	BOC Group PLC	1,217,368	34,383
	Rolls-Royce Group PLC	3,833,426	33,106
	Man Group PLC	713,641	32,738
	WPP Group PLC	2,488,978	30,520
	Reed Elsevier PLC	3,085,283	30,454
	British Land Co., PLC	1,255,633	28,566
	Vodafone Group PLC ADR	1,177,400	27,904
	British Sky Broadcasting
	Group PLC	2,881,339	27,398
	Pearson PLC	1,944,489	26,723
	United Utilities PLC	2,109,135	25,738
	Smiths Group PLC	1,365,504	25,198
	Gallaher Group PLC	1,587,145	25,163
	Reuters Group PLC	3,381,313	23,748
	Kingfisher PLC	5,685,575	23,260
	Hanson Building
	Materials PLC	1,749,556	23,095
	Compass Group PLC	5,204,878	22,481
	3i Group PLC	1,331,266	21,575
	ITV PLC	9,928,470	20,735
	Carnival PLC	412,276	20,151
	J. Sainsbury PLC	3,300,423	20,013
	International Power PLC	3,555,508	19,270
	Amvescap PLC	1,769,520	19,178
	Imperial Chemical
	Industries PLC	2,880,256	18,736
	Smith & Nephew PLC	2,269,213	18,654
	InterContinental Hotels
	Group PLC	1,050,849	18,505
	Scottish & Newcastle PLC	1,927,483	17,776

	European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Royal & Sun Alliance
	Insurance Group PLC	7,080,561	17,712
	Severn Trent PLC	840,080	17,610
	Next PLC	591,453	17,308
	Friends Provident PLC	4,651,725	16,519
	Corus Group PLC	10,747,628	16,428
	Persimmon PLC	678,056	16,150
	Yell Group PLC	1,704,078	15,911
	Boots Group PLC	1,170,977	14,924
	DSG International PLC	4,462,293	14,876
	Brambles Industries PLC	1,758,191	14,574
	Hammerson PLC	688,880	14,509
	Johnson Matthey PLC	532,319	14,204
	Enterprise Inns PLC	834,242	14,141
	The Sage Group PLC	3,101,098	14,094
	London Stock
	Exchange PLC	614,957	13,911
	Capita Group PLC	1,574,933	13,359
	Rexam PLC	1,342,232	13,274
	Whitbread PLC	624,462	12,713
	Rentokil Initial PLC	4,383,864	12,684
	Kelda Group PLC	909,507	12,617
	Liberty International PLC	582,905	12,058
	Tate & Lyle PLC	1,180,416	11,885
	Tomkins PLC	1,871,295	11,507
	Slough Estates PLC	1,023,654	11,352
	Hays PLC	3,664,114	11,254
	ICAP PLC	1,173,455	11,094
	Mitchells & Butlers PLC	1,209,671	10,795
	Cable and Wireless PLC	5,670,659	10,776
	William Hill PLC	931,454	10,727
	Ladbrokes PLC	1,371,715	10,639
	Bunzl PLC	835,597	10,538
	Barratt Developments PLC	585,234	10,517
	Punch Taverns PLC	631,898	10,023
	Emap PLC	621,617	9,923
	GKN PLC	1,729,916	9,901
	EMI Group PLC	1,914,746	9,849
	Burberry Group PLC	1,146,844	9,807
	Alliance Unichem PLC	609,388	9,793
	Associated British Ports
	Holdings PLC	728,145	9,654
	Taylor Woodrow PLC	1,384,546	9,628
	Group 4 Securicor PLC	2,763,005	9,566
	Cobham PLC	2,723,776	9,163
	George Wimpey PLC	961,263	9,157
	Inchape PLC	182,695	9,017
	LogicaCMG PLC	2,767,249	8,976
	Daily Mail and General
	Trust PLC	727,310	8,974
	United Business Media PLC	669,720	8,716
	IMI PLC	827,869	8,446
*	British Airways PLC	1,359,823	8,209
	ARM Holdings PLC	3,318,194	8,120
	Signet Group PLC	4,175,041	7,981
	Travis Perkins PLC	276,747	7,937
	Pilkington PLC	2,536,170	7,533
	Kesa Electricals PLC	1,286,570	7,340
	FirstGroup PLC	958,227	7,266
	Provident Financial PLC	619,660	7,027
	Trinity Mirror PLC	692,422	6,899
	Serco Group PLC	1,113,351	6,830
	Balfour Beatty PLC	1,037,627	6,756
	Meggitt PLC	1,049,042	6,415
	ScottishPower PLC ADR	154,280	6,276
	Rank Group PLC	1,502,120	6,195
	Schroders PLC	299,600	6,154
	Close Brothers Group PLC	316,045	6,148
	Bellway PLC	273,771	5,953
*	Invensys PLC	13,702,409	5,837
	Amec PLC	802,536	5,777
	Intertek Testing
	Services PLC	373,258	5,589
	BBA Group PLC	1,171,630	5,581
	Brixton PLC	623,619	5,524
*	The Berkeley Group
	Holdings	263,745	5,504
	Cattles PLC	790,497	5,427
	National Express Group PLC	328,318	5,316
	Resolution PLC	483,046	5,297
	Electrocomponents PLC	1,057,439	5,108

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Arriva PLC	477,589	5,026
	Aegis Group PLC	2,027,394	4,981
	WPP Group PLC ADR	78,406	4,837
	Bovis Homes Group PLC	290,681	4,730
*	Cookson Group PLC	460,981	4,430
	First Choice Holidays PLC	1,086,431	4,411
	Misys PLC	1,153,823	4,357
	Stagecoach Group PLC	2,106,824	4,152
	De La Rue Group PLC	407,172	4,040
	The Davis Service
	Group PLC	405,617	3,465
	Aggreko PLC	614,792	3,449
	Great Portland Estates PLC	389,041	3,216
	Premier Farnell PLC	868,197	3,168
	HMV Group PLC	974,206	3,146
	FKI PLC	1,417,818	2,994
	MFI Furniture Group PLC	1,460,564	2,900
	SSL International PLC	462,339	2,552
	Telent PLC	139,963	1,282
	Isoft Group PLC	519,209	1,115
			6,669,993
	Total Common Stocks
	(Cost $13,037,546)		18,888,236
	Temporary Cash Investments (9.0%)1
	Money Market Fund (9.0%)
[2]	Vanguard Market Liquidity
	Fund, 4.771%	56,696,091	56,696
[2]	Vanguard Market Liquidity
	Fund, 4.771%—Note E	1,650,459,973	1,650,460
			1,707,156

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Agency Obligations (0.0%)
[3] Federal National Mortgage Assn.
[4] 4.847%, 7/5/06	2,500	2,478
[4] 4.937%, 7/19/06	2,000	1,979
		4,457
Total Temporary Cash Investments
(Cost $1,711,613)		1,711,613
Total Investments (108.3%)
(Cost $14,749,159)		20,599,849
Other Assets and Liabilities (–8.3%)
Other Assets—Note B		165,969
Security Lending Collateral
Payable to Brokers—Note E		(1,650,460)
Other Liabilities		(85,996)
		(1,570,487)
Net Assets (100%)		19,029,362

European Stock Index Fund

At April 30, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	13,226,179
Undistributed Net Investment Income	167,261
Accumulated Net Realized Losses	(220,344)
Unrealized Appreciation (Depreciation)
Investment Securities	5,850,690
Futures Contracts	(209)
Foreign Currencies and
Forward Currency Contracts	5,785
Net Assets	19,029,362

Investor Shares—Net Assets
Applicable to 445,903,993 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,363,745
Net Asset Value Per Share—
Investor Shares	$32.21

Admiral Shares—Net Assets
Applicable to 24,595,900 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,861,339
Net Asset Value Per Share—
Admiral Shares	$75.68

Amount
($000)
Institutional Shares—Net Assets
Applicable to 71,192,832 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,295,959
Net Asset Value Per Share—
Institutional Shares	$32.25

VIPER Shares—Net Assets
Applicable to 8,394,599 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	508,319
Net Asset Value Per Share—
VIPER Shares	$60.55

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 8.4%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $4,457,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

(Ptg. Ctf.)—Participating Certificate.

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Dividends[1]	251,187
Interest[2]	589
Security Lending	2,176
Total Income	253,952
Expenses
The Vanguard Group—Note B
Investment Advisory Services	105
Management and Administrative—Investor Shares	13,166
Management and Administrative—Admiral Shares	1,007
Management and Administrative—Institutional Shares	595
Management and Administrative—VIPER Shares	228
Marketing and Distribution—Investor Shares	1,616
Marketing and Distribution—Admiral Shares	141
Marketing and Distribution—Institutional Shares	305
Marketing and Distribution—VIPER Shares	35
Custodian Fees	2,100
Shareholders’ Reports—Investor Shares	34
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—VIPER Shares	—
Trustees’ Fees and Expenses	8
Total Expenses	19,342
Net Investment Income	234,610
Realized Net Gain (Loss)
Investment Securities Sold	288,136
Futures Contracts	4,016
Foreign Currencies and Forward Currency Contracts	(1,197)
Realized Net Gain (Loss)	290,955
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,778,761
Futures Contracts	100
Foreign Currencies and Forward Currency Contracts	7,700
Change in Unrealized Appreciation (Depreciation)	2,786,561
Net Increase (Decrease) in Net Assets Resulting from Operations	3,312,126

1 Dividends are net of foreign withholding taxes of $19,208,000.

2 Interest income from an affiliated company of the fund was $589,000.

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	234,610	355,918
Realized Net Gain (Loss)	290,955	40,699
Change in Unrealized Appreciation (Depreciation)	2,786,561	1,255,827
Net Increase (Decrease) in Net Assets Resulting from Operations	3,312,126	1,652,444
Distributions
Net Investment Income
Investor Shares	(283,561)	(199,504)
Admiral Shares	(37,265)	(16,305)
Institutional Shares	(50,291)	(29,505)
VIPER Shares	(7,061)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
VIPER Shares	—	—
Total Distributions	(378,178)	(245,314)
Capital Share Transactions—Note F
Investor Shares	1,379,947	1,705,176
Admiral Shares	215,812	633,883
Institutional Shares	108,584	683,233
VIPER Shares	267,249	174,015
Net Increase (Decrease) from Capital Share Transactions	1,971,592	3,196,307
Total Increase (Decrease)	4,905,540	4,603,437
Net Assets
Beginning of Period	14,123,822	9,520,385
End of Period[1]	19,029,362	14,123,822

1 Net Assets—End of Period includes undistributed net investment income of $167,261,000 and $310,363,000.

					European Stock Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended					Jan. 1 to	Year Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,	Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000
Net Asset Value,
Beginning of Period	$27.00	$23.77	$19.93	$16.44	$19.50	$25.99	$28.82
Investment Operations
Net Investment Income	.39	.67	.54	.44	.39	.37	.335
Net Realized and Unrealized
Gain (Loss) on Investments	5.52	3.14	3.76	3.45	(3.01)	(6.85)	(2.692)
Total from Investment
Operations	5.91	3.81	4.30	3.89	(2.62)	(6.48)	(2.357)
Distributions
Dividends from Net
Investment Income	(.70)	(.58)	(.46)	(.40)	(.44)	(.01)	(.423)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	(.050)
Total Distributions	(.70)	(.58)	(.46)	(.40)	(.44)	(.01)	(.473)
Net Asset Value,
End of Period	$32.21	$27.00	$23.77	$19.93	$16.44	$19.50	$25.99

Total Return[2]	22.29%	16.21%	21.89%	24.27%	–13.81%	–24.94%	–8.18%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$14,364	$10,759	$7,904	$5,339	$3,870	$4,165	$5,611
Ratio of Total Expenses to
Average Net Assets	0.27%[3]	0.27%	0.27%	0.32%	0.33%	0.30%[3]	0.29%
Ratio of Net Investment
Income to Average
Net Assets	2.87%[3]	2.84%	2.67%	2.76%	2.24%	2.08%[3]	1.64%
Portfolio Turnover Rate[4]	5%[3]	5%	5%	6%	15%	3%	8%

1 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

European Stock Index Fund

Admiral Shares

	Six Months
	Ended					Aug. 13[1] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[2]
Net Asset Value, Beginning of Period	$63.44	$55.84	$46.82	$38.61	$45.77	$50.00
Investment Operations
Net Investment Income	.95	1.611	1.308	1.070	.96	.12
Net Realized and Unrealized
Gain (Loss) on Investments	12.97	7.396	8.830	8.115	(7.08)	(4.35)
Total from Investment Operations	13.92	9.007	10.138	9.185	(6.12)	(4.23)
Distributions
Dividends from Net Investment Income	(1.68)	(1.407)	(1.118)	(.975)	(1.04)	—
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.68)	(1.407)	(1.118)	(.975)	(1.04)	—
Net Asset Value, End of Period	$75.68	$63.44	$55.84	$46.82	$38.61	$45.77

Total Return[3]	22.36%	16.32%	21.98%	24.42%	–13.74%	–8.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,861	$1,360	$628	$447	$335	$261
Ratio of Total Expenses to
Average Net Assets	0.17%[4]	0.18%	0.18%	0.23%	0.23%	0.25%[4]
Ratio of Net Investment
Income to Average Net Assets	2.97%[4]	2.93%	2.76%	2.84%	2.41%	0.70%[4]
Portfolio Turnover Rate5	5%[4]	5%	5%	6%	15%	3%

1 Inception.

2 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

			European Stock Index Fund

Institutional Shares

	Six Months
	Ended					Jan. 1 to	May 15[2]
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,	to Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000
Net Asset Value,
Beginning of Period	$27.05	$23.80	$19.96	$16.46	$19.52	$25.99	$27.22
Investment Operations
Net Investment Income	.418	.721	.57	.471	.414	.390	.172
Net Realized and Unrealized
Gain (Loss) on Investments	5.520	3.140	3.76	3.454	(3.015)	(6.848)	(.965)
Total from Investment
Operations	5.938	3.861	4.33	3.925	(2.601)	(6.458)	(.793)
Distributions
Dividends from Net
Investment Income	(.738)	(.611)	(.49)	(.425)	(.459)	(.012)	(.437)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.738)	(.611)	(.49)	(.425)	(.459)	(.012)	(.437)
Net Asset Value,
End of Period	$32.25	$27.05	$23.80	$19.96	$16.46	$19.52	$25.99

Total Return[3]	22.38%	16.42%	22.03%	24.49%	–13.71%	–24.85%	–2.89%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$2,296	$1,827	$988	$649	$311	$248	$284
Ratio of Total Expenses to
Average Net Assets	0.12%[4]	0.12%	0.12%	0.17%	0.18%	0.20%[4]	0.20%[4]
Ratio of Net Investment
Income to Average
Net Assets	3.02%[4]	2.99%	2.77%	2.96%	2.46%	2.13%[4]	1.19%[4]
Portfolio Turnover Rate[5]	5%[4]	5%	5%	6%	15%	3%	8%

1 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

2 Inception.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

European Stock Index Fund

VIPER Shares
	Six Months
	Ended	March 4[1]
	Apr. 30,	to Oct. 31,
For a Share Outstanding Throughout Each Period	2006	2005
Net Asset Value, Beginning of Period	$50.80	$50.96
Investment Operations
Net Investment Income	.77	1.04
Net Realized and Unrealized Gain (Loss) on Investments	10.36	(1.20)
Total from Investment Operations	11.13	(.16)
Distributions
Dividends from Net Investment Income	(1.38)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.38)	—
Net Asset Value, End of Period	$60.55	$50.80

Total Return	22.34%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$508	$178
Ratio of Total Expenses to Average Net Assets	0.18%[2]	0.18%[2]
Ratio of Net Investment Income to Average Net Assets	2.96%[2]	2.93%[2]
Portfolio Turnover Rate[3]	5%[2]	5%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the funds’ fair-value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m., Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are

European Stock Index Fund

believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $1,943,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in

European Stock Index Fund

different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2006, the fund realized net foreign currency gains of $93,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2006, the fund realized $204,989,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2006, the fund realized gains on sales of passive foreign investment companies of $373,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2005, on the fund’s passive foreign investment company holdings at April 30, 2006, was $8,569,000, of which $8,850,000 has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2005, the fund had available realized losses of $305,896,000 to offset future net capital gains of $11,177,000 through October 31, 2009, $249,897,000 through October 31, 2010, and $44,822,000 through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $5,842,121,000, consisting of unrealized gains of $6,158,647,000 on securities that had risen in value since their purchase and $316,526,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
MSCI Pan-Euro Index	4,268	121,197	(209)

At April 30, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

Unrealized
Appreciation
Contract Amount (000)	(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/21/2006	EUR	96,300	USD	121,740	3,306
EUR–Euro.
USD–U.S. dollar.

European Stock Index Fund

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $2,479,000, resulting from the translation of other assets and liabilities at April 30, 2006.

D. During the six months ended April 30, 2006, the fund purchased $2,416,086,000 of investment securities and sold $660,859,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at April 30, 2006, was $1,557,463,000, for which the fund received cash collateral of $1,650,460,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,653,044	56,383	2,788,635	106,623
Issued in Lieu of Cash Distributions	277,433	9,958	193,083	7,680
Redeemed[1]	(550,530)	(18,886)	(1,276,542)	(48,363)
Net Increase (Decrease)—Investor Shares	1,379,947	47,455	1,705,176	65,940
Admiral Shares
Issued	303,049	4,399	765,385	12,297
Issued in Lieu of Cash Distributions	31,004	474	12,720	216
Redeemed[1]	(118,241)	(1,711)	(144,222)	(2,328)
Net Increase (Decrease)—Admiral Shares	215,812	3,162	633,883	10,185
Institutional Shares
Issued	530,315	17,933	853,531	32,519
Issued in Lieu of Cash Distributions	43,746	1,569	27,239	1,083
Redeemed[1]	(465,477)	(15,855)	(197,537)	(7,560)
Net Increase (Decrease)—Institutional Shares	108,584	3,647	683,233	26,042
VIPER Shares
Issued	267,249	4,891	174,015	3,504
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—VIPER Shares	267,249	4,891	174,015	3,504

1 Net of redemption fees of $202,000 and $487,000 (fund totals).

Pacific Stock Index Fund

Fund Profile

As of April 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	548	547	2,045
Turnover Rate	0%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.27%[3]
Admiral Shares	0.17%[3]
Institutional Shares	0.12%[3]
VIPER Shares	0.18%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	17%	11%
Consumer Staples	5	5	7
Energy	2	2	10
Financials	28	29	28
Health Care	4	4	7
Industrials	16	15	10
Information Technology	10	10	7
Materials	11	11	9
Telecommunication Services	3	3	6
Utilities	4	4	5

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.98	1.00	0.55	1.00
Beta	1.01	1.00	0.97	1.00

Ten Largest Holdings[4] (% of total net assets)

Toyota Motor Corp.	automobile
	manufacturers	4.4%
Mitsubishi UFJ Financial
Group	diversified banks	3.4
Mizuho Financial
Group, Inc.	diversified banks	2.1
BHP Billiton Ltd.	diversified metals
	and mining	2.1
Sumitomo Mitsui
Financial Group, Inc.	diversified banks	1.7
Canon, Inc.	office electronics	1.5
Honda Motor Co., Ltd.	automobile
	manufacturers	1.4
Takeda Pharmaceutical
Co. Ltd.	pharmaceuticals	1.4
Matsushita Electric	consumer
Industrial Co., Ltd.	electronics	1.3
Sony Corp.	consumer
	electronics	1.3
Top Ten		20.6%

Country Diversification (% of portfolio)
		Target
	Fund	Index[1]
Japan	76%	76%
Australia	16	16
Hong Kong	5	5
Singapore	3	3

1 MSCI Pacific Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 108 for a glossary of investment terms.

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1995–April 30, 2006

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[2]	6/18/1990	33.00%	9.55%	1.40%
Admiral Shares[2]	8/13/2001	33.14	11.963	—
Institutional Shares[2]	5/15/2000	33.26	9.73	2.92[3]
VIPER Shares	3/4/2005
Market Price		34.03	26.943	—
Net Asset Value		33.14	25.933	—

1 Six months ended April 30, 2006.

2 Total return figures do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for Investor Shares, the $10 annual account maintenance fee applied on balances under $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 47 through 50 for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (16.0%)
BHP Billiton Ltd.	9,592,277	217,712
Commonwealth Bank
of Australia	3,540,259	126,342
National Australia
Bank Ltd.	4,387,683	125,219
Australia & New Zealand
Bank Group Ltd.	5,016,143	106,418
Westpac Banking
Corp., Ltd.	5,030,366	95,815
Westfield Group	4,080,175	52,468
^Rio Tinto Ltd.	780,421	46,709
Woodside Petroleum Ltd.	1,282,152	45,444
Woolworths Ltd.	3,197,322	45,267
Rinker Group Ltd.	2,534,848	40,881
QBE Insurance Group Ltd.	2,135,411	36,288
AMP Ltd.	5,137,462	35,162
Macquarie Bank Ltd.	634,406	34,359
Wesfarmers Ltd.	1,038,644	28,524
Coles Myer Ltd.	3,253,498	26,448
Foster’s Group Ltd.	5,529,187	24,696
Suncorp-Metway Ltd.	1,520,912	23,488
^Brambles Industries Ltd.	2,671,064	22,674
CSL Ltd.	497,003	21,674
Stockland	3,639,158	19,013
Insurance Australia
Group Ltd.	4,386,247	18,830
Australian Gas Light
Co., Ltd.	1,256,253	18,497
Macquarie Infrastucture
Group	6,616,124	17,946
Alumina Ltd.	3,200,114	17,521
^Telstra Corp. Ltd.	5,803,925	17,393
Tabcorp Holdings Ltd.	1,440,071	16,718
General Property Group	4,981,475	15,882
Newcrest Mining Ltd.	909,879	15,872
Orica Ltd.	842,749	15,587
Santos Ltd.	1,632,277	14,653
Macquarie Goodman
Group	3,397,150	13,282
Amcor Ltd.	2,417,498	13,243
^Patrick Corp. Ltd.	1,814,686	11,744
Boral Ltd.	1,607,332	11,649
Origin Energy Ltd.	2,177,208	11,640
BlueScope Steel Ltd.	1,961,800	11,468
AXA Asia Pacific
Holdings Ltd.	2,398,133	11,464
Centro Properties Group	2,213,456	10,920
Transurban Group	2,171,317	10,877
Lend Lease Corp.	985,382	10,683
^Aristocrat Leisure Ltd.	840,364	9,412
James Hardie
Industries NV	1,272,669	9,142
Sonic Healthcare Ltd.	720,794	8,189
DB RREEF Trust	7,198,111	8,005
Coca-Cola Amatil Ltd.	1,441,561	7,960

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
CSR Ltd.	2,505,433	7,703
Mirvac Group	2,355,269	7,569
John Fairfax Holdings Ltd.	2,533,266	7,491
^Toll Holdings Ltd.	681,755	7,247
^Australian Stock
Exchange Ltd.	283,150	7,061
Investa Property Group	4,205,556	6,929
Qantas Airways Ltd.	2,605,777	6,838
Computershare Ltd.	1,065,387	6,375
^Alinta Ltd.	714,814	6,183
Cochlear Ltd.	150,197	6,019
Perpetual Trustees
Australia Ltd.	110,949	5,891
CFS Gandel Retail Trust	4,157,383	5,839
Babcock & Brown Ltd.	413,605	5,745
Caltex Australia Ltd.	370,601	5,665
Macquarie Office Trust	5,253,714	5,371
Downer EDI Ltd.	808,478	5,334
Publishing &
Broadcasting Ltd.	367,691	5,187
Lion Nathan Ltd.	805,911	5,090
Leighton Holdings Ltd.	380,321	4,831
OneSteel Ltd.	1,559,973	4,712
SFE Corp. Ltd.	367,562	4,579
Symbion Health Ltd.	1,760,314	4,570
Macquarie Airports Group	1,774,276	4,418
Billabong International Ltd.	367,186	4,297
Commonwealth Property
Office Fund	4,234,202	4,291
Harvey Norman
Holdings Ltd.	1,447,093	4,166
Multiplex Group	1,733,192	4,034
*Mayne Pharma Ltd.	1,739,480	3,901
Macquarie Communications
Infrastructure Group	919,156	3,841
Unitab Ltd.	328,786	3,654
Iluka Resources Ltd.	641,990	3,590
ING Industrial Fund	2,136,938	3,538
Ansell Ltd.	396,890	3,446
^DCA Group Ltd.	1,176,750	3,340
^Paperlinx Ltd.	1,223,788	3,116
Challenger Financial
Services Group Ltd.	1,104,035	2,977
^APN News & Media Ltd.	784,225	2,948
Futuris Corp., Ltd.	1,457,611	2,503
Pacific Brands Ltd.	1,375,382	2,370
		1,695,837
Hong Kong (4.9%)
Hutchison Whampoa Ltd.	5,857,220	57,540
Cheung Kong
Holdings Ltd.	4,137,092	46,653
Sun Hung Kai
Properties Ltd.	3,626,924	41,456
CLP Holdings Ltd.	4,966,999	28,959
Hang Seng Bank Ltd.	2,099,366	27,178
Swire Pacific Ltd. A Shares	2,555,000	26,138
Hong Kong & China
Gas Co., Ltd.	9,839,217	23,469
Esprit Holdings Ltd.	2,638,500	21,064
Hong Kong Exchanges &
Clearing Ltd.	2,919,000	20,981
Boc Hong Kong
Holdings Ltd.	10,168,800	20,979
Hong Kong Electric
Holdings Ltd.	3,815,700	18,821
Bank of East Asia Ltd.	3,936,073	16,444
Wharf Holdings Ltd.	3,361,914	13,494
*Link REIT	5,867,000	12,936
New World Development
Co., Ltd.	6,921,146	12,443
Henderson Land
Development Co. Ltd.	1,995,324	11,727
Li & Fung Ltd.	4,846,500	11,494
Hang Lung Properties Ltd.	5,054,300	10,162
MTR Corp.	3,759,200	10,024
*Hutchison
Telecommunications
International Ltd.	3,928,673	6,916
Sino Land Co.	4,100,400	6,825
PCCW Ltd.	10,192,769	6,760
Shangri-La Asia Ltd.	3,117,962	5,528
Hopewell Holdings Ltd.	1,734,800	5,053
Techtronic Industries
Co., Ltd.	3,007,000	5,044

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Hysan Development
Co., Ltd.	1,729,811	4,979
Cathay Pacific
Airways Ltd.	2,784,600	4,975
Television Broadcasts Ltd.	781,320	4,886
Kerry Properties Ltd.	1,331,727	4,703
Wing Hang Bank Ltd.	481,509	4,466
Cheung Kong Infrastructure
Holdings Ltd.	1,232,600	4,024
Kingboard Chemical
Holdings Ltd.	1,508,000	3,982
Yue Yuen Industrial
(Holdings) Ltd.	1,335,900	3,917
Johnson Electric
Holdings Ltd.	4,063,600	3,430
ASM Pacific
Technology Ltd.	479,000	2,788
Giordano International Ltd.	4,081,600	2,408
Solomon Systech
International Ltd.	5,213,314	2,320
Orient Overseas
International Ltd.	607,724	2,287
Texwinca Holdings Ltd.	1,622,000	1,191
SCMP Group Ltd.	2,527,346	944
SmarTone
Telecommunications Ltd.	797,100	894
		520,282
Japan (75.5%)
Toyota Motor Corp.	7,934,343	462,379
Mitsubishi UFJ Financial
Group	23,375	364,555
Mizuho Financial Group, Inc.	26,384	224,019
Sumitomo Mitsui Financial
Group, Inc.	16,228	177,493
Canon, Inc.	2,075,066	157,268
Honda Motor Co., Ltd.	2,168,200	153,163
Takeda Pharmaceutical
Co. Ltd.	2,443,120	149,039
Matsushita Electric
Industrial Co., Ltd.	5,728,975	137,832
Sony Corp.	2,749,064	134,090
Nomura Holdings Inc.	4,861,100	109,531
Mitsubishi Corp.	3,686,300	88,804
Seven and I Holdings
Co., Ltd.	2,219,240	85,776
Nissan Motor Co., Ltd.	6,210,220	81,370
Tokyo Electric Power Co.	3,159,110	80,886
Millea Holdings, Inc.	4,032	80,344
East Japan Railway Co.	9,341	72,712
NTT DoCoMo, Inc.	46,830	69,611
Orix Corp.	231,258	69,341
Mitsubishi Estate Co., Ltd.	3,034,000	66,160
Hitachi Ltd.	8,790,000	65,137
Mitsui & Co., Ltd.	4,237,600	63,976
Nippon Telegraph and
Telephone Corp.	14,271	63,833
Astellas Pharma Inc.	1,498,098	62,309
Nippon Steel Corp.	16,832,000	61,891
Shin-Etsu Chemical
Co., Ltd.	1,068,500	61,486
JFE Holdings, Inc.	1,532,600	59,315
Denso Corp.	1,457,500	56,882
Komatsu Ltd.	2,470,000	52,537
^Softbank Corp.	2,028,218	51,953
Toshiba Corp.	7,959,000	50,387
Japan Tobacco, Inc.	12,368	49,491
Kansai Electric Power
Co., Inc.	2,115,800	49,404
T & D Holdings, Inc.	641,250	49,086
Mitsui Fudosan Co., Ltd.	2,153,540	48,110
Daiwa Securities
Group Inc.	3,475,850	47,882
Hoya Corp.	1,173,000	47,263
Sumitomo Metal
Industries Ltd.	11,223,000	47,125
Fanuc Co., Ltd.	493,500	46,531
Daiichi Sankyo Co., Ltd.	1,801,536	46,219
Mitsubishi Electric Corp.	5,311,000	45,919
Fuji Photo Film Co., Ltd.	1,343,300	45,534
Sharp Corp.	2,595,000	45,299
Mitsui Sumitomo
Insurance Co.	3,325,552	44,628
Aeon Co., Ltd.	1,793,800	44,450
Bridgestone Corp.	1,830,859	44,401

Pacific Stock Index Fund
		Market
		Value•
	Shares	($000)
Central Japan Railway Co.	4,308	44,216
Sumitomo Corp.	2,921,000	43,560
Chubu Electric Power Co.	1,619,500	42,376
Resona Holdings Inc.	12,493	42,317
Kyocera Corp.	446,800	41,667
KDDI Corp.	6,692	41,060
Mitsubishi Heavy
Industries Ltd.	8,341,000	41,024
Nintendo Co.	272,500	40,413
Murata Manufacturing
Co., Ltd.	557,055	40,369
Fujitsu Ltd.	4,834,000	40,065
Asahi Glass Co., Ltd.	2,770,000	38,984
NEC Corp.	5,576,812	38,884
Kao Corp.	1,434,661	38,465
Nitto Denko Corp.	453,600	37,857
Itochu Corp.	4,138,000	37,361
Nikko Securities Co., Ltd.	2,273,753	36,569
Sumitomo Trust & Banking
Co., Ltd.	3,446,204	36,468
Ricoh Co.	1,842,386	36,366
Sumitomo Chemical Co.	4,095,000	35,743
Toray Industries, Inc.	3,661,740	34,123
Sompo Japan
Insurance Inc.	2,306,000	33,324
Kubota Corp.	2,896,000	32,542
Tokyo Electron Ltd.	446,830	31,986
Kirin Brewery Co., Ltd.	2,165,048	31,975
Eisai Co., Ltd.	693,100	31,532
Secom Co., Ltd.	577,500	31,426
Sumitomo Electric
Industries Ltd.	1,979,700	31,320
Rohm Co., Ltd.	294,000	31,071
Dai-Nippon Printing
Co., Ltd.	1,727,741	30,876
Tokyo Gas Co., Ltd.	6,172,000	29,741
Sumitomo Realty &
Development Co.	1,048,000	27,663
TDK Corp.	329,100	27,440
Tohoku Electric Power Co.	1,173,600	26,977
Nippon Oil Corp.	3,422,479	26,952
Bank of Yokohama Ltd.	3,284,000	25,606
Keyence Corp.	96,658	25,260
Kobe Steel Ltd.	7,387,095	25,040
Asahi Kasei Corp.	3,367,000	24,793
Kyushu Electric Power
Co., Inc.	1,042,100	24,278
Yahoo Japan Corp.	41,498	24,076
Toyoda Automatic
Loom Works Ltd.	537,200	23,840
Advantest Corp.	205,568	23,559
Yamada Denki Co., Ltd.	214,416	23,265
Credit Saison Co., Ltd.	443,300	23,209
Daiwa House Industry
Co., Ltd.	1,362,000	23,141
Nidec Corp.	295,500	22,736
Daikin Industries Ltd.	652,300	22,695
Sekisui House Ltd.	1,460,858	22,576
SMC Corp.	148,000	22,380
Sumitomo Metal
Mining Co.	1,493,000	21,623
Marubeni Corp.	3,697,000	21,229
Mitsui OSK Lines Ltd.	2,981,000	21,206
West Japan Railway Co.	4,672	20,690
* Inpex Holdings, Inc.	2,265	20,637
Osaka Gas Co., Ltd.	5,529,000	20,630
Yamato Holdings Co., Ltd.	1,033,000	20,529
Toppan Printing Co., Ltd.	1,538,000	20,524
Mitsubishi Chemical
Holdings Corp.	3,224,500	20,304
Mitsui Trust Holding Inc.	1,471,400	20,232
Ajinomoto Co., Inc.	1,608,000	19,967
Aisin Seiki Co., Ltd.	526,638	19,704
Takefuji Corp.	303,790	19,656
Nippon Mining
Holdings Inc.	2,099,500	19,308
Shiseido Co., Ltd.	992,000	19,171
Shinsei Bank, Ltd.	2,615,764	18,227
Olympus Corp.	633,984	18,091
Chiba Bank Ltd.	1,965,000	17,733
Nippon Yusen Kabushiki
Kaisha Co.	2,876,000	17,564

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Electric Power Development
	Co., Ltd.	457,040	17,546
	Dentsu Inc.	4,975	17,234
	Tokyu Corp.	2,438,000	17,132
	Ibiden Co., Ltd.	362,100	17,108
	Shizuoka Bank Ltd.	1,581,000	16,656
	Terumo Corp.	462,900	16,557
	Marui Co., Ltd.	859,500	16,546
	Chugai Pharmaceutical
	Co., Ltd.	765,000	16,518
*	Konica Minolta
	Holdings, Inc.	1,240,500	16,289
	JS Group Corp.	731,108	16,197
	Omron Corp.	582,900	16,196
	NTT Data Corp.	3,465	15,986
	Kinki Nippon Railway Co.	4,206,150	15,686
	Teijin Ltd.	2,293,000	15,650
	Sumitomo Heavy
	Industries Ltd.	1,488,000	15,600
	Sega Sammy Holdings Inc.	388,632	15,418
	JSR Corp.	491,800	15,074
	Nikon Corp.	763,440	14,958
	Promise Co., Ltd.	240,700	14,800
	Shionogi & Co., Ltd.	868,000	14,600
	Asahi Breweries Ltd.	1,016,100	14,501
	Rakuten, Inc.	17,814	14,314
	^Mitsubishi Materials Corp.	2,646,000	14,203
	Mitsubishi Gas
	Chemical Co.	1,063,000	14,037
	Yamaha Motor Co., Ltd.	509,900	13,948
	Kajima Corp.	2,468,000	13,918
	Furukawa Electric Co.	1,743,000	13,825
	^Fast Retailing Co., Ltd.	145,600	13,776
	Mitsubishi Rayon Co., Ltd.	1,486,000	13,587
	Toyota Tsusho Corp.	538,748	13,443
	^Bank of Fukuoka, Ltd.	1,544,000	13,238
	OJI Paper Co., Ltd.	2,192,740	13,038
	Ohbayashi Corp.	1,686,000	12,860
	Leopalace21 Corp.	329,100	12,750
	Mitsui Chemicals, Inc.	1,742,000	12,565
	Joyo Bank Ltd.	1,875,000	12,535
	Mitsubishi Securities
	Co., Ltd.	798,000	12,495
	Showa Denko K.K.	2,829,000	12,456
	Kuraray Co., Ltd.	1,000,000	12,294
	Hokuhoku Financial
	Group, Inc.	3,005,000	12,199
	^Kawasaki Heavy
	Industries Ltd.	3,374,000	12,160
	Hirose Electric Co., Ltd.	82,600	12,058
	Office Building Fund of
	Japan Inc.	1,245	11,765
	Nippon Electric Glass
	Co., Ltd.	526,218	11,763
	*^Sanyo Electric Co., Ltd.	4,378,000	11,553
	^Nippon Express Co., Ltd.	2,192,000	11,532
Acom Co., Ltd.	197,670	11,503
Taiheiyo Cement Corp.	2,353,000	11,396
Hokkaido Electric Power
Co., Ltd.	503,661	11,190
Shimizu Corp.	1,621,000	11,189
Koyo Seiko Co., Ltd.	521,923	11,188
Casio Computer Co.	595,500	11,137
^Taisei Corp.	2,491,000	11,098
Tobu Railway Co., Ltd.	2,246,000	11,092
^Takashimaya Co.	759,972	11,041
Nippon Paper Group, Inc.	2,585	11,026
Daito Trust Construction
Co., Ltd.	212,691	11,019
NGK Spark Plug Co.	503,682	10,977
Matsushita Electric
Works, Ltd.	907,000	10,953
Mitsui Mining & Smelting
Co., Ltd.	1,577,000	10,902
Sekisui Chemical Co.	1,263,000	10,875
NSK Ltd.	1,208,000	10,868
^Odakyu Electric Railway Co.	1,716,000	10,770
Ishikawajima-Harima Heavy
Industries Co.	3,026,000	10,709
Softbank Investment Corp.	21,073	10,667
Tokuyama Corp.	646,000	10,609
NGK Insulators Ltd.	736,000	10,516
Keio Electric Railway
Co., Ltd.	1,500,000	10,503

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Aiful Corp.	175,350	10,431
Amada Co., Ltd.	950,000	10,352
Fujikura Ltd.	879,000	10,106
Trend Micro Inc.	261,000	10,091
Isetan Co.	490,600	10,016
^Keihin Electric Express
Railway Co., Ltd.	1,215,000	9,918
JGC Corp.	568,000	9,892
Citizen Watch Co., Ltd.	988,600	9,624
Stanley Electric Co.	413,700	9,584
Sankyo Co., Ltd.	134,300	9,502
^Seiko Epson Corp.	297,400	9,358
Tokyu Land Corp.	1,097,000	9,278
THK Co., Inc.	280,000	9,101
Makita Corp.	303,900	8,995
^NTN Corp.	1,081,000	8,900
Yamaha Corp.	482,300	8,889
Chiyoda Corp.	395,000	8,847
^ToneGeneral Sekiyu K.K.	817,000	8,846
Kaneka Corp.	783,982	8,808
Yokogawa Electric Corp.	558,900	8,784
Daido Steel Co., Ltd.	956,000	8,717
^Kawasaki Kisen Kaisha Ltd.	1,384,000	8,671
NOK Corp.	286,000	8,659
Toyo Seikan Kaisha Ltd.	445,800	8,625
Daimaru, Inc.	593,000	8,602
CSK Corp.	179,900	8,596
Dowa Mining Co. Ltd.	753,000	8,552
Hitachi Chemical Co., Ltd.	285,700	8,282
Alps Electric Co., Ltd.	472,900	8,265
Fuji Electric Holdings
Co., Ltd.	1,433,000	8,265
Ube Industries Ltd.	2,484,000	8,249
Oriental Land Co., Ltd.	137,500	8,238
Namco Bandai Holdings Inc.	573,700	8,237
Nisshin Steel Co.	2,322,000	8,070
Bank of Kyoto Ltd.	697,000	8,042
Taisho Pharmaceutical Co.	395,000	8,012
^Toto Ltd.	766,000	7,967
MEDICEO Holdings
Co., Ltd.	425,782	7,872
Uny Co., Ltd.	441,000	7,845
Sumco Corp.	131,083	7,791
Nissin Food Products
Co., Ltd.	245,000	7,785
Japan Real Estate
Investment Corp.	855	7,784
Tokyo Tatemono Co., Ltd.	670,000	7,694
Nomura Research
Institute, Ltd.	61,848	7,655
The Suruga Bank, Ltd.	547,000	7,608
Toho Co., Ltd.	390,700	7,546
^Yakult Honsha Co., Ltd.	289,800	7,536
Gunma Bank Ltd.	969,000	7,447
Pioneer Corp.	422,200	7,435
Nissan Chemical
Industries, Ltd.	438,000	7,399
Tanabe Seiyaku Co., Ltd.	627,000	7,364
^Hitachi Construction
Machinery Co.	270,000	7,324
Shinko Securities Co., Ltd.	1,341,000	7,078
Ushio Inc.	307,500	7,043
Dai-Nippon Ink &
Chemicals, Inc.	1,741,000	6,934
Daicel Chemical
Industries Ltd.	801,000	6,840
Shimano, Inc.	207,100	6,795
Shimamura Co., Ltd.	55,000	6,742
The Nishi-Nippon City
Bank, Ltd.	1,331,307	6,733
^Mitsukoshi, Ltd.	1,129,000	6,536
Konami Corp.	255,749	6,526
Aeon Credit Service
Co. Ltd.	237,590	6,522
All Nippon Airways
Co., Ltd.	1,752,000	6,514
Uni-Charm Corp.	113,400	6,480
^Nippon Sheet Glass
Co., Ltd.	1,095,000	6,471
Tosoh Corp.	1,326,000	6,470
Onward Kashiyama
Co., Ltd.	379,000	6,359

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Benesse Corp.	174,700	6,314
ZEON Corp.	466,527	6,291
Kurita Water Industries Ltd.	310,100	6,281
Tokyo Steel
Manufacturing Co.	297,500	6,280
Kansai Paint Co., Ltd.	638,000	6,255
^Yaskawa Electric Corp.	512,000	6,254
Kyowa Hakko Kogyo Co.	895,000	6,213
77 Bank Ltd.	792,000	6,209
^Mitsui Engineering &
Shipbuilding Co., Ltd.	1,941,000	6,165
Sumitomo Rubber
Industries Ltd.	432,000	6,155
Dai-Nippon Screen
Manufacturing Co., Ltd.	587,000	6,095
Hakuhodo DY Holdings Inc.	64,100	6,030
Susuken Co., Ltd.	167,520	6,009
Minebea Co., Ltd.	930,000	5,977
*^Sojitz Holdings Corp.	939,600	5,965
Lawson Inc.	157,800	5,964
^Ito En, Ltd.	162,200	5,954
Denki Kagaku Kogyo K.K.	1,283,000	5,853
Ryohin Keikaku Co., Ltd.	65,500	5,846
Japan Retail Fund
Investment Corp.	705	5,829
Showa Shell Sekiyu K.K.	467,300	5,773
JAFCO Co., Ltd.	86,200	5,703
Nippon Sanso Corp.	721,000	5,665
Nisshin Seifun Group Inc.	526,100	5,611
Nippon Meat Packers, Inc.	470,000	5,537
Nitori Co., Ltd.	101,018	5,455
^E*Trade Securities Co., Ltd.	2,985	5,423
Kamigumi Co., Ltd.	680,000	5,414
Toyobo Ltd.	1,727,000	5,396
Aoyama Trading Co., Ltd.	157,000	5,240
NTT Urban
Development Corp.	632	5,170
NHK Spring Co.	438,000	5,054
Nisshinbo Industries, Inc.	428,000	5,032
FamilyMart Co., Ltd.	174,100	5,031
Santen Pharmaceutical
Co. Ltd.	203,000	5,000
USS Co., Ltd.	67,070	4,996
^Toyoda Gosei Co., Ltd.	179,300	4,915
^Taiyo Yuden Co., Ltd.	297,000	4,856
Keisei Electric Railway
Co., Ltd.	707,000	4,833
* Elpida Memory Inc.	106,100	4,829
Kikkoman Corp.	407,000	4,785
*^Japan Airlines System Co.	1,804,000	4,775
Nomura Real Estate Office
Fund, Inc.	533	4,658
Canon Sales Co. Inc.	207,000	4,653
Seino Transportation
Co., Ltd.	430,000	4,643
^Ebara Corp.	807,000	4,594
^Mitsubishi Logistics Corp.	299,000	4,547
^Sumitomo Bakelite Co. Ltd.	488,000	4,529
^Oracle Corp. Japan	88,600	4,502
^Oki Electric Industry
Co. Ltd.	1,426,000	4,384
Meiji Seika Kaisha Ltd.	844,000	4,379
^Mabuchi Motor Co.	77,800	4,371
Sanken Electric Co., Ltd.	292,000	4,367
^Hino Motors, Ltd.	710,000	4,313
Comsys Holdings Corp.	320,000	4,270
Nippon Shokubai Co., Ltd.	346,000	4,226
Alfresa Holdings Corp.	68,800	4,212
^Skylark Co., Ltd.	228,300	4,152
Meiji Dairies Corp.	654,000	4,142
^Sapparo Holdings Ltd.	781,000	4,022
Fuji Television Network, Inc.	1,620	4,017
^Wacoal Corp.	295,000	3,977
Hikari Tsushin, Inc.	63,900	3,937
Obic Co., Ltd.	19,150	3,910
^Matsui Securities Co., Ltd.	294,100	3,908
^Index Corp.	2,916	3,899
Sumitomo Osaka Cement
Co., Ltd.	1,052,000	3,835
Nippon Kayaku Co., Ltd.	423,000	3,766
*^NEC Electronics Corp.	101,400	3,726

	Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Gunze Ltd.	535,000	3,663
	Japan Prime Realty
	Investment Corp.	1,161	3,625
	Kokuyo Co., Ltd.	212,800	3,608
	Komori Corp.	153,000	3,563
	Nippon Light Metal Co.	1,277,000	3,543
	SFCG Co., Ltd.	15,520	3,542
	Autobacs Seven Co., Ltd.	72,400	3,455
	Toyo Suisan Kaisha, Ltd.	227,000	3,453
	Kinden Corp.	367,000	3,450
	Shimachu Co.	126,536	3,431
	Nichirei Corp.	685,000	3,371
	Kose Corp.	91,470	3,321
	House Foods Industry Corp.	199,100	3,309
	Glory Ltd.	164,100	3,302
	^Hankyu Department
	Stores, Inc.	358,000	3,264
	Asatsu-DK Inc.	92,300	3,241
	Sanwa Shutter Corp.	472,000	3,225
	Meitec Corp.	94,500	3,211
	Matsumotokiyoshi Co., Ltd.	109,900	3,196
	Net One Systems Co., Ltd.	1,440	3,144
	Itochu Techno-Science Corp.	75,800	3,086
	TIS Inc.	99,700	2,969
	^Takara Holdings Inc.	481,000	2,965
	^The Goodwill Group, Inc.	3,397	2,937
	Tokyo Broadcasting
	System, Inc.	104,500	2,897
	Aderans Co. Ltd.	97,700	2,889
	^Nishimatsu
	Construction Co.	692,000	2,884
	Q.P. Corp.	278,000	2,874
	Central Glass Co., Ltd.	469,000	2,845
	Coca-Cola West Japan
	Co. Ltd.	113,200	2,783
	Okumura Corp.	501,000	2,776
	Circle K Sunkus Co., Ltd.	117,500	2,773
	Yamazaki Baking Co., Ltd.	304,000	2,712
	Amano Corp.	154,700	2,682
	Hitachi Capital Corp.	137,000	2,673
	Rinnai Corp.	95,900	2,638
	Katokichi Co., Ltd.	340,500	2,637
	Fuji Soft ABC Inc.	82,600	2,572
	Uniden Corp.	164,000	2,567
	Mitsumi Electric Co., Ltd.	180,100	2,524
	Hitachi Cable Ltd.	464,000	2,520
	^eAccess Ltd.	3,368	2,319
	Toda Corp.	527,000	2,304
	Tokyo Style Co.	167,000	2,038
	^Kaken Pharmaceutical Co.	224,000	1,805
	^Hitachi Software
	Engineering Co., Ltd.	89,300	1,745
	^Anritsu Corp.	263,000	1,741
*	Ishihara Sangyo Kaisha Ltd.	802,000	1,570
	^Ariake Japan Co., Ltd.	53,944	1,550
	^Takuma Co., Ltd.	180,000	1,520
	Nichii Gakkan Co.	60,840	1,459
	^Sanden Corp.	307,000	1,399
			8,002,844
New Zealand (0.5%)
	^Telecom Corp. of New
	Zealand Ltd.	5,366,364	19,502
	Fletcher Building Ltd.	1,282,256	7,425
	Contact Energy Ltd.	793,766	4,018
	Sky City Entertainment
	Group Ltd.	1,151,882	3,983
	Fisher & Paykel Healthcare
	Corp. Ltd.	1,326,555	3,556
	Auckland International
	Airport Ltd.	2,700,697	3,502
	Sky Network Television Ltd.	533,185	2,093
	Fisher & Paykel Appliances
	Holdings Ltd.	694,158	2,044
	^Kiwi Income Property Trust	1,935,307	1,566
	Waste Management
	NZ Ltd.	277,169	1,511
*	Tower Ltd.	788,034	1,359
	Vector Ltd.	683,694	1,207
	The Warehouse Group Ltd.	375,799	925
			52,691
Singapore (2.6%)
	DBS Group Holdings Ltd.	3,088,161	34,747
	United Overseas Bank Ltd.	3,170,567	32,688
	Singapore
	Telecommunications Ltd.	18,356,880	31,851
	Oversea-Chinese Banking
	Corp., Ltd.	6,848,068	29,481

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Keppel Corp., Ltd.	1,507,750	14,622
Singapore Airlines Ltd.	1,509,362	13,567
Singapore Press
Holdings Ltd.	4,330,833	11,737
Capitaland Ltd.	3,020,895	9,373
City Developments Ltd.	1,343,412	8,608
Singapore Technologies
Engineering Ltd.	3,610,407	7,120
Fraser & Neave Ltd.	479,900	6,716
Venture Corp. Ltd.	667,000	5,700
Singapore Exchange Ltd.	2,011,000	5,473
* Sembcorp Industries Ltd.	2,398,393	5,463
ComfortDelgro Corp Ltd.	4,839,586	4,934
Ascendas REIT	2,532,000	3,659
CapitaMall Trust	2,260,148	3,419
* Chartered Semiconductor
Manufacturing Ltd.	2,759,000	3,134
* STATS ChipPAC Ltd.	3,528,716	3,048
Keppel Land Ltd.	980,000	2,936
United Overseas Land Ltd.	1,415,556	2,744
SembCorp Marine Ltd.	1,402,000	2,713
Parkway Holdings Ltd.	1,595,640	2,634
Singapore Post Ltd.	3,649,800	2,614
Jardine Cycle N
Carriage Ltd.	318,128	2,256
Noble Group Ltd.	2,605,000	2,177
Neptune Orient Lines Ltd.	1,384,000	1,995
Cosco Corp. Singapore Ltd.	2,128,000	1,928
Suntec REIT	2,320,142	1,881
Olam International Ltd.	1,697,000	1,743
* Want Want Holdings Ltd.	1,053,160	1,539
Singapore Land Ltd.	334,000	1,459
Wing Tai Holdings Ltd.	1,279,000	1,420
* Allgreen Properties Ltd.	1,319,000	1,252
Singapore Petroleum
Co. Ltd.	343,000	1,249
SMRT Corp. Ltd.	1,648,000	1,179
Haw Par Brothers
International Ltd.	277,193	1,088
Creative Technology Ltd.	146,900	957
Overseas Union
Enterprise Ltd.	145,000	850
* Datacraft Asia Ltd.	645,000	761
* K-REIT Asia	192,600	181
		272,896
Total Common Stocks
(Cost $7,900,595)		10,544,550
Temporary Cash Investments (3.1%)[1]
Money Market Fund (3.1%)
[2] Vanguard Market Liquidity
Fund, 4.771%	10,304,508	10,305
[2] Vanguard Market Liquidity
Fund, 4.771%—Note E	315,627,973	315,628
		325,933

	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
[3] Federal National Mortgage Assn.
[4] 4.847%, 7/5/06	1,000	991
Total Temporary Cash Investments
(Cost $326,924)		326,924
Total Investments (102.6%)
(Cost $8,227,519)		10,871,474
Other Assets and Liabilities (–2.6%)
Other Assets—Note B		89,646
Security Lending Collateral Payable
to Brokers—Note E		(315,628)
Other Liabilities		(54,026)
		(280,008)
Net Assets (100%)		10,591,466

At April 30, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	8,099,285
Undistributed Net Investment Income	19,740
Accumulated Net Realized Losses	(173,508)
Unrealized Appreciation
Investment Securities	2,643,955
Futures Contracts	1,046
Foreign Currencies and
Forward Currency Contracts	948
Net Assets	10,591,466

Pacific Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 586,010,079 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,371,413
Net Asset Value Per Share—
Investor Shares	$12.58

Admiral Shares—Net Assets
Applicable to 13,691,802 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,127,634
Net Asset Value Per Share—
Admiral Shares	$82.36

Institutional Shares—Net Assets
Applicable to 122,973,799 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,549,100
Net Asset Value Per Share—
Institutional Shares	$12.60

VIPER Shares—Net Assets
Applicable to 8,156,067 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	543,319
Net Asset Value Per Share—
VIPER Shares	$66.62

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 2.8%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $991,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Dividends[1]	82,600
Interest[2]	1,081
Security Lending	1,331
Total Income	85,012
Expenses
The Vanguard Group—Note B
Investment Advisory Services	65
Management and Administrative—Investor Shares	6,862
Management and Administrative—Admiral Shares	609
Management and Administrative—Institutional Shares	455
Management and Administrative—VIPER Shares	251
Marketing and Distribution—Investor Shares	790
Marketing and Distribution—Admiral Shares	88
Marketing and Distribution—Institutional Shares	203
Marketing and Distribution—VIPER Shares	32
Custodian Fees	1,052
Shareholders’ Reports—Investor Shares	145
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—VIPER Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	10,557
Net Investment Income	74,455
Realized Net Gain (Loss)
Investment Securities Sold	294,852
Futures Contracts	5,200
Foreign Currencies and Forward Currency Contracts	(2,899)
Realized Net Gain (Loss)	297,153
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,447,239
Futures Contracts	(724)
Foreign Currencies and Forward Currency Contracts	2,440
Change in Unrealized Appreciation (Depreciation)	1,448,955
Net Increase (Decrease) in Net Assets Resulting from Operations	1,820,563

1 Dividends are net of foreign withholding taxes of $4,459,000.

2 Interest income from an affiliated company of the fund was $1,081,000.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,455	103,943
Realized Net Gain (Loss)	297,153	29,015
Change in Unrealized Appreciation (Depreciation)	1,448,955	1,048,087
Net Increase (Decrease) in Net Assets Resulting from Operations	1,820,563	1,181,045
Distributions
Net Investment Income
Investor Shares	(82,959)	(64,623)
Admiral Shares	(13,155)	(5,924)
Institutional Shares	(22,834)	(15,898)
VIPER Shares	(4,454)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
VIPER Shares	—	—
Total Distributions	(123,402)	(86,445)
Capital Share Transactions—Note F
Investor Shares	983,920	924,751
Admiral Shares	231,867	308,400
Institutional Shares	(1,095)	346,732
VIPER Shares	313,796	151,932
Net Increase (Decrease) from Capital Share Transactions	1,528,488	1,731,815
Total Increase (Decrease)	3,225,649	2,826,415
Net Assets
Beginning of Period	7,365,817	4,539,402
End of Period[1]	10,591,466	7,365,817

1	Net Assets—End of Period includes undistributed net investment income of $19,740,000 and $68,664,000.

					Pacific Stock Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended					Jan. 1 to	Year Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,	Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000
Net Asset Value,
Beginning of Period	$10.39	$8.63	$7.80	$5.90	$6.79	$8.95	$12.22
Investment Operations
Net Investment Income	.09	.156	.121	.082	.065	.07	.077
Net Realized and Unrealized
Gain (Loss) on Investments	2.26	1.761	.814	1.885	(.923)	(2.23)	(3.222)
Total from Investment
Operations	2.35	1.917	.935	1.967	(.858)	(2.16)	(3.145)
Distributions
Dividends from Net
Investment Income	(.16)	(.157)	(.105)	(.067)	(.032)	—	(.125)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.16)	(.157)	(.105)	(.067)	(.032)	—	(.125)
Net Asset Value,
End of Period	$12.58	$10.39	$8.63	$7.80	$5.90	$6.79	$8.95

Total Return[2]	22.78%	22.48%	12.15%	33.75%	–12.67%	–24.13%	–25.74%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$7,371	$5,202	$3,471	$2,265	$1,386	$1,389	$1,823
Ratio of Total Expenses to
Average Net Assets	0.27%[3]	0.32%	0.34%	0.39%	0.40%	0.37%[3]	0.38%
Ratio of Net Investment
Income to Average Net Assets	1.64%[3]	1.76%	1.57%	1.49%	1.04%	1.06%[3]	0.68%
Portfolio Turnover Rate[4]	0%[3]	7%	3%	3%	20%	2%	6%

1 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

Pacific Stock Index Fund

Admiral Shares

	Six Months
	Ended					Aug. 13[1] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[2]
Net Asset Value, Beginning of Period	$68.05	$56.47	$51.05	$38.63	$44.40	$50.00
Investment Operations
Net Investment Income	.608	1.069	.835	.575	.461	.20
Net Realized and Unrealized Gain
(Loss) on Investments	14.809	11.583	5.318	12.318	(6.016)	(5.80)
Total from Investment Operations	15.417	12.652	6.153	12.893	(5.555)	(5.60)
Distributions
Dividends from Net Investment Income	(1.107)	(1.072)	(.733)	(.473)	(.215)	—
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.107)	(1.072)	(.733)	(.473)	(.215)	—
Net Asset Value, End of Period	$82.36	$68.05	$56.47	$51.05	$38.63	$44.40

Total Return[3]	22.83%	22.68%	12.23%	33.82%	–12.55%	–11.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,128	$720	$314	$198	$102	$80
Ratio of Total Expenses to
Average Net Assets	0.17%[4]	0.20%	0.25%	0.30%	0.30%	0.32%[4]
Ratio of Net Investment Income to
Average Net Assets	1.74%[4]	1.90%	1.69%	1.59%	1.16%	2.05%[4]
Portfolio Turnover Rate[5]	0%[4]	7%	3%	3%	20%	2%

1 Inception.

2 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

						Pacific Stock Index Fund

Institutional Shares

	Six Months
	Ended					Jan. 1 to	May 15[2] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,	Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000
Net Asset Value,
Beginning of Period	$10.41	$8.64	$7.81	$5.91	$6.79	$8.95	$11.10
Investment Operations
Net Investment Income	.106	.18	.134	.090	.081	.08	.052
Net Realized and Unrealized
Gain (Loss) on Investments	2.260	1.76	.814	1.885	(.923)	(2.24)	(2.071)
Total from Investment
Operations	2.366	1.94	.948	1.975	(.842)	(2.16)	(2.019)
Distributions
Dividends from Net
Investment Income	(.176)	(.17)	(.118)	(.075)	(.038)	—	(.131)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.176)	(.17)	(.118)	(.075)	(.038)	—	(.131)
Net Asset Value,
End of Period	$12.60	$10.41	$8.64	$7.81	$5.91	$6.79	$8.95

Total Return[3]	22.91%	22.74%	12.32%	33.88%	–12.44%	–24.13%	–18.19%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$1,549	$1,280	$754	$369	$131	$90	$102
Ratio of Total Expenses to
Average Net Assets	0.12%[4]	0.14%	0.17%	0.22%	0.25%	0.29%4	0.29%[4]
Ratio of Net Investment
Income to Average Net Assets	1.79%[4]	1.95%	1.76%	1.70%	1.20%	1.18%4	0.79%[4]
Portfolio Turnover Rate[5]	0%[4]	7%	3%	3%	20%	2%	6%

1 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

2 Inception.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

Pacific Stock Index Fund

VIPER Shares
	Six Months
	Ended	March 4[1]
	Apr. 30,	to Oct. 31,
For a Share Outstanding Throughout Each Period	2006	2005
Net Asset Value, Beginning of Period	$55.09	$50.71
Investment Operations
Net Investment Income	.49	.75
Net Realized and Unrealized Gain (Loss)
on Investments	11.97	3.63
Total from Investment Operations	12.46	4.38
Distributions
Dividends from Net Investment Income	(.93)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.93)	—
Net Asset Value, End of Period	$66.62	$55.09

Total Return	22.82%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$543	$164
Ratio of Total Expenses to Average Net Assets	0.18%[2]	0.18%[2]
Ratio of Net Investment Income to Average Net Assets	1.73%[2]	1.89%[2]
Portfolio Turnover Rate[3]	0%[2]	7%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair-value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m., Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

Pacific Stock Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pacific Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $1,081,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2006, the fund realized net foreign currency losses of $1,203,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2006, the fund realized $322,401,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2006, the fund realized gains on the sale of passive foreign investment companies of $1,226,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2005, on the fund’s passive foreign investment company holdings at April 30, 2006, was $30,760,000, of which $31,751,000 has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2005, the fund had available realized losses of $149,179,000 to offset future net capital gains of $43,066,000 through October 31, 2006, $32,982,000 through October 31, 2009, $68,660,000 through October 31, 2010, and $4,471,000 through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $2,613,195,000, consisting of unrealized gains of $2,770,644,000 on securities that had risen in value since their purchase and $157,449,000 in unrealized losses on securities that had fallen in value since their purchase.

Pacific Stock Index Fund

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Topix Index	215	32,583	1,046

The fund had net unrealized foreign currency gains of $948,000 resulting from the translation of other assets and liabilities at April 30, 2006.

D. During the six months ended April 30, 2006, the fund purchased $2,071,049,000 of investment securities and sold $590,551,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at April 30, 2006, was $298,829,000, for which the fund received cash collateral of $315,628,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,303,315	112,962	1,435,956	152,938
Issued in Lieu of Cash Distributions	80,759	7,090	62,114	6,841
Redeemed[1]	(400,154)	(34,666)	(573,319)	(61,578)
Net Increase (Decrease)—Investor Shares	983,920	85,386	924,751	98,201
Admiral Shares
Issued	332,938	4,443	388,834	6,334
Issued in Lieu of Cash Distributions	11,005	148	4,887	82
Redeemed[1]	(112,076)	(1,480)	(85,321)	(1,400)
Net Increase (Decrease)—Admiral Shares	231,867	3,111	308,400	5,016
Institutional Shares
Issued	676,717	58,152	599,011	63,303
Issued in Lieu of Cash Distributions	20,167	1,769	14,257	1,568
Redeemed[1]	(697,979)	(59,844)	(266,536)	(29,206)
Net Increase (Decrease)—Institutional Shares	(1,095)	77	346,732	35,665
VIPER Shares
Issued	313,796	5,178	151,932	2,978
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—VIPER Shares	313,796	5,178	151,932	2,978

1 Net of redemption fees of $202,000 and $78,000 (fund totals).

Emerging Markets Stock Index Fund

Fund Profile

As of April 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	751	669	2,045
Turnover Rate	4%[3]	—	—
Expense Ratio
Investor Shares	0.43%[3]
Institutional Shares	0.25%[3]
VIPER Shares	0.30%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	7%	7%	11%
Consumer Staples	6	6	7
Energy	11	11	10
Financials	21	21	28
Health Care	3	3	7
Industrials	7	7	10
Information Technology	18	18	7
Materials	14	13	9
Telecommunication Services	10	11	6
Utilities	3	3	5

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.81	1.00
Beta	0.99	1.00	1.43	1.00

Ten Largest Holdings[4] (% of total net assets)

Samsung
Electronics Co., Ltd.	semiconductors	4.0%
Petroleo Brasileiro SA	integrated oil and gas	3.2
Taiwan Semiconductor
Manufacturing Co., Ltd.	semiconductors	2.1
America Movil SA de CV	wireless
	telecommunication
	services	1.6
China Mobile (Hong	wireless
Kong) Ltd.	telecommunication
	services	1.6
Teva Pharmaceutical
Industries Ltd.	pharmaceuticals	1.6
Kookmin Bank	diversified banks	1.5
Sasol Ltd.	oil and gas exploration
	and production	1.4
Hon Hai Precision	electronic
Industry Co., Ltd.	manufacturing services	1.2
Cemex SA CPO	construction
	materials	1.2
Top Ten		19.4%

Country Diversification (% of portfolio)
		Target
	Fund	Index[1]
South Korea	20%	20%
Taiwan	15	16
Brazil	13	13
South Africa	11	11
China	9	9
India	7	7
Mexico	7	7
Israel	3	3
Turkey	2	2
Poland	2	2
Thailand	2	2
Indonesia	2	2
Chile	2	2
Hungary	1	1
Czech Republic	1	1
Argentina	1	1
Peru	1	1
Philippines	1	0

1 Select Emerging Markets Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 108 for a glossary of investment terms.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1995–April 30, 2006

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[3]	5/4/1994	44.80%	23.49%	8.21%
Fee-Adjusted Returns[4]		43.37	23.26	8.11
Institutional Shares	6/22/2000	45.01	23.69	14.16[5]
Fee-Adjusted Returns[4]		43.58	23.46	13.98[5]
VIPER Shares	3/4/2005			—
Market Price		44.99	32.705	—
Net Asset Value		44.91	32.495	—

1 Six months ended April 30, 2006.

2 Consists of 18 emerging markets in Europe, Asia, Africa, and Latin America. Through April 30, 2003, this index included a cash component (5%) based on the Lipper Money Market Average. The index is administered exclusively for Vanguard by MSCI.

3 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4 Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions.

5 Return since inception.

Note: See Financial Highlights tables on pages 74 through 76 for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)1
Argentina (0.8%)
	Tenaris SA ADR	604,530	27,748
	Tenaris SA	1,081,161	24,634
	Tenaris SA (Mexico)	450,275	10,364
*	Telecom Argentina
	STET-France Telecom SA	1,507,786	3,839
*	Petrobras Energia
	Participaciones SA	3,164,909	3,660
*^Petrobras Energia
	Participaciones SA ADR	248,945	2,930
	Siderar SA Class A	327,467	2,840
*	Telecom Argentina SA ADR	186,940	2,421
*^ Cresud SA ADR		95,955	1,667
*	IRSA Inversiones y
	Representaciones SA GDR	109,411	1,456
*	BBVA Banco Frances SA	424,248	1,225
*	Transportadora de Gas
	Sur SA	953,920	975
*^ BBVA Banco Frances
	SA ADR	111,400	964
*	Irsa Inversiones y
	Representaciones SA	563,918	741
*^ Transportadora de Gas del
	SA ADR	120,600	609
*	Molinos Rio de la Plata SA	406,396	601
	Solvay Indupa S.A.I.C.	471,738	564
	Cresud SA	209,663	362
			87,600
Brazil (12.8%)
	Petroleo Brasileiro SA Pfd.	8,178,641	181,191
	Petroleo Brasileiro SA	5,940,057	146,850
	Companhia Vale do Rio
	Doce Pfd. Class A	2,162,782	96,284
	Banco Bradesco SA	2,419,144	92,185
	Companhia Vale do
	Rio Doce	1,752,671	90,305
	Banco Itau Holding
	Financeira SA	2,792,918	89,400
	Companhia de Bebidas
	das Americas Pfd.	104,152,242	47,911
	Unibanco-Uniao de
Bancos Brasileiros SA	2,799,529	44,311
Gerdau SA Pfd.	1,634,472	28,293
Usiminas-Usinas Siderugicas
de Minas Gerais SA Pfd	662,636	25,095
Petroleo Brasileiro Series A
ADR	276,429	24,572
Tele Norte Leste
Participacoes SA Pfd.	1,347,995	24,559
Companhia Siderurgica
Nacional SA	686,311	24,154
Companhia Energetica
de Minas Gerais Pfd.	469,234,661	22,326
Petroleo Brasileiro ADR	200,364	19,802
Centrais Electricas
Brasileiras SA	666,029,468	18,791
Empresa Brasileira de
Aeronautica SA Pfd.	1,860,984	17,887
Caemi Mineracao e
Metalurgia SA Pfd.	9,187,643	16,827

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	528,981,848	14,165
	Tele Norte Leste
	Participacoes SA	344,623	14,007
	Companhia Vale do Rio
	Doce ADR	292,457	13,008
	Aracruz Celulose SA Pfd.
	B Shares	2,338,223	12,802
	^Banco Bradesco SA ADR	329,543	12,546
	Cia Vale do Rio Doce ADR	240,421	12,386
	Tele Celular Sul
	Participacose SA Pfd.	3,146,220,385	12,141
*	Vivo Participacoes
	SA Pfd.	2,925,950	11,865
	Gol-Linhas Aereas
	Inteligentes SA Pfd.	301,880	11,130
	Banco Itau Holding
	Financeira SA ADR	315,940	10,047
	Lojas Americanas
	SA Pfd.	235,277,533	9,754
	Brasil Telecom
	Participacoes SA Pfd.	1,163,472,414	9,464
	Souza Cruz SA	449,393	8,510
	Klabin SA	3,364,356	8,478
	Natura Cosmeticos SA	630,125	7,997
	Votorantim Celulose e
	Papel SA Pfd.	471,654	7,592
	Companhia de
	Concessoes Rodoviarias	831,372	7,259
	Companhia de Bebidas
	das Americas ADR	153,795	7,121
	Companhia de Saneamento
	Basico do Estado de
	Sao Pa	70,859,989	6,943
	Cyrela Brazil Realty SA	391,560	6,647
	Embratel Participacoes
	SA Pfd.	2,412,316,824	6,391
	Arcelor Brasil SA	345,254	6,340
	Braskem SA	897,493	6,158
	Companhia Brasileira de
	Distribuicao Grupo
	Pao de	146,392,608	5,762
	Sadia SA Pfd.	2,098,238	5,719
	Uniao de Bancos
	Brasileiros SA GDR	71,932	5,708
*	Diagnosticos da America	219,507	5,595
	Companhia Paranaense
	de Energia-COPEL	509,069,632	5,550
	Brasil Telecom
	Participacoes SA	356,643,808	5,321
	Weg SA Pfd.	1,057,674	4,299
	Banco Nossa Caixa SA	190,163	4,283
	Energias do Brasil SA	293,453	4,280
	Gerdau SA ADR	243,510	4,213
	Duratex SA Pfd.	195,660	4,182
	^Companhia Siderurgica
	Nacional SA ADR	114,170	4,020
	Tele Norte Leste
	Participacoes ADR	189,522	3,446
	Companhia Energetica
	de Minas Gerais ADR	68,165	3,230
*	Electropaulo
	Metropolitana SA	59,160,209	2,943
	Embraer-Empresa
	Brasileira de Aeronautica
	SA ADR	62,650	2,433
	Telemig Celular
	Participacoes SA Pfd.	1,021,342,562	2,247
	Companhia de Tecidos
	Norte de Minas Pfd.	22,284,668	2,184
	Companhia de Gas de
	Sao Paulo-Comgas	13,797,799	1,996
	Aracruz Celulose SA ADR	35,962	1,981
	Tim Participacoes SA ADR	47,164	1,813
	Contax Participacoes Pfd.	1,528,990	1,777
	Brasil Telecom
	Participacoes ADR	38,688	1,580
	Companhia de Saneamento
	Basico do Estado de Sao Pa	50,945	1,241
	^Sadia SA ADR	39,265	1,088
*	Companhia Paranaense
	de Energia-COPEL ADR	98,415	1,079
*	Embratel Participacoes
	SA ADR	76,235	1,012
	Companhia Brasileira de
	Distribuicao Grupo Pao de	22,986	905
	^Telemig Celular
	Participacoes ADR	13,640	595
*	Vivo Participacoes SA ADR	48,057	198

Emerging Markets Stock Index Fund

	Shares	Market Value• ($000)

Votorantim Celulose e Papel
SA ADR	10,110	163

^Braskem SA ADR	10,820	154

* Companhia de Bebidas das
Americas Pfd. Rights	25,961	1

		1,324,492
Chile (1.7%)

Empresas Copec SA	2,688,929	25,864

Empresa Nacional de
Electricidad SA	16,951,229	17,111

Empresas CMPC SA	588,775	16,803

Enersis SA	66,944,906	16,426

S.A.C.I. Falabella, SA	3,527,724	11,641

Cencosud SA	4,350,005	11,252

Banco Santander
Chile SA	246,713,370	10,378

Sociedad Quimica y
Minera de Chile SA	592,701	6,868

CAP SA	481,392	6,775

Empresa Nacional de
Telecomunicaciones SA	555,254	6,230

Compania de
Telecomunicaciones
de Chile SA	2,729,800	6,094

Colburn SA	30,762,900	4,950

Lan Airlines SA	561,592	4,262

Distribucion y Servicio
D&S SA	13,451,471	4,194

Compania Cervecerias
Unidas SA	746,070	3,680

* Inversiones Aguas
Metropolitanas SA	2,657,843	3,199

* Masisa SA	16,005,895	3,161

Vina Concha y Toro SA	2,091,928	2,883

Corpbanca	475,710,795	2,587

Embotelladora Andina
SA Pfd. Class B	1,011,259	2,552

Enersis SA ADR	207,040	2,528

Empresa Nacional de
Electricidad SA ADR	82,105	2,490

Embotelladora Andina SA	884,008	2,051

* Madeco SA	16,064,584	1,466

* Banco Santander Chile
SA ADR	30,408	1,328

Parque Arauco SA	1,627,448	1,115

Sociedad Quimica y Minera
de Chile ADR	8,510	989

Compania de
Telecomunicaciones
de Chile SA ADR	91,120	800

^Distribucion y Servicio
SA ADR	34,060	633

		180,310
China (9.2%)

China Mobile
(Hong Kong) Ltd.	29,172,051	168,768

PetroChina Co. Ltd.	112,147,214	125,379

China Petroleum
& Chemical Corp.	99,103,700	63,402

* China Construction
Bank	145,967,567	63,101

CNOOC Ltd.	73,934,352	60,861

* China Life Insurance
Co., Ltd.	39,552,240	53,262

China Telecom Corp. Ltd.	77,900,312	27,238

CITIC Pacific Ltd.	6,484,000	23,323

China Merchants Holdings
International Co. Ltd.	6,444,000	21,998

* Bank of Communications
Ltd. Class H	34,117,000	20,786

Ping An Insurance (Group)
Co. of China Ltd.	6,061,500	16,676

Cosco Pacific Ltd.	6,466,504	15,401

Aluminum Corp. of
China Ltd.	14,571,000	14,318

* Huaneng Power
International, Inc. H Share	17,988,000	13,115

China Resources
Enterprise Ltd.	5,877,659	12,581

China Overseas Land
& Investment Ltd.	18,841,620	12,047

Denway Motors Ltd.	28,812,333	11,598

Yanzhou Coal Mining
Co. Ltd. H Shares	11,540,800	9,821

Fujian Zijin Mining
Industry Co., Ltd.	17,098,000	9,598

* Jiangxi Copper Co. Ltd.	8,209,000	8,636

Sinopec Shanghai
Petrochemical Co. Ltd.	13,806,000	8,103

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Lenovo Group Ltd.	19,900,000	7,440
	TPV Technology Ltd.	6,836,000	7,409
*	Dongfeng Motor Corp.	14,410,000	7,202
*	Semiconductor
	Manufacturing
	International Corp.	43,226,000	6,569
*	Shanghai Electric Group
	Co., Ltd. Class H	16,627,584	6,424
	China Mengniu Dairy
	Co., Ltd.	5,263,076	6,008
	Beijing Datang Power
	Generation Co. Ltd.	8,407,245	5,961
*	Air China Ltd.	14,200,353	5,904
	Guangdong
	Investment Ltd.	13,982,000	5,862
	China Shipping
	Development Co.	7,605,578	5,835
	Chaoda Modern
	Agriculture Holdings Ltd.	8,316,382	5,789
	Shanghai Industrial
	Holding Ltd.	2,571,231	5,537
*	Agile Property
	Holdings, Inc.	7,102,000	5,496
	PICC Property and
	Casualty Co. Ltd.	14,268,601	5,196
	Zhejiang Expressway
	Co., Ltd.	8,424,000	5,110
	China Resources Power
	Holdings Co. Ltd.	6,714,000	5,018
*	China COSCO Holdings
	Co., Ltd.	9,268,500	4,813
*	Angang New Steel
	Co. Ltd.	5,212,000	4,533
*	Anhui Conch Cement
	Co. Ltd.	2,559,050	4,408
*	Jiangsu Expressway Co.
	Ltd. H Share	7,275,080	4,337
	China Resources Land Ltd.	6,410,000	4,333
*	China International Marine
	Containers (Group) Co.,	3,169,500	4,284
	China Travel International	14,871,578	4,171
	Global Bio-chem
	Technology Group Co. Ltd.	7,482,000	3,906
	Beijing Capital International
	Airport Co., Ltd.	6,684,000	3,875
*	China Shipping Container
	Lines Co. Ltd.	12,145,347	3,798
	Guangzhou Investment
	Co. Ltd.	18,996,000	3,797
	Li Ning Co., Ltd.	3,352,000	3,764
	Maanshan Iron and
	Steel Co. Ltd.	10,350,000	3,705
*	Weiqiao Textile Co. Ltd.	2,554,863	3,354
*	ZTE Corp.	955,400	3,264
	The Guangshen Railway
	Co., Ltd.	8,429,623	3,239
	Sinotrans Ltd.	8,996,880	3,108
	Shanghai Forte Land
	Co., Ltd.	6,276,000	3,053
	GOME Electrical Appliances
	Holdings Ltd.	3,450,000	2,971
	Beijing Enterprises
	Holdings Ltd.	1,288,000	2,827
	Brilliance China Automotive
	Holdings Ltd.	14,049,000	2,465
	Sinopec Yizheng Chemical
	Fibre Co., Ltd.	8,150,000	2,444
*	China Everbright Ltd.	4,110,000	2,385
	Huadian Power
	International Corp. Ltd.	8,514,000	2,331
	Tsingtao Brewery Co., Ltd.	1,976,000	2,280
	COFCO International Ltd.	3,618,332	2,228
	Travelsky Technology Ltd.	1,832,000	2,173
*	Shenzhen Expressway
	Co. Ltd.	4,344,000	2,084
	Shenzhen Investment Ltd.	6,489,000	1,923
	Guangdong Electric Power
	Development Co., Ltd.	3,879,157	1,855
*	BYD Co. Ltd.	888,576	1,795
*	China Southern Airlines
	Co. Ltd.	6,938,208	1,781
	Weichai Power Co., Ltd.
	Class H	752,920	1,774
	Zhejiang Southeast Electric
	Power Co., Ltd.	4,097,991	1,676
	China Eastern Airlines
	Corp. Ltd.	9,168,000	1,346
	TCL International
	Holdings Ltd.	8,057,000	1,192

Emerging Markets Stock Index Fund

	Shares	Market Value• ($000)
* China Pharmaceutical
Group Ltd.	4,714,000	803
* AviChina Industry & Technology Co., Ltd.	9,086,000	750
Qingling Motors Co. Ltd. H Share	4,083,325	658
Digital China Holdings Ltd.	1,893,100	635
		966,890
Czech Republic (0.9%)
Ceske Energeticke Zavody a.s	1,224,129	41,740
* Cesky Telecom a.s	663,695	14,580
Komercni Banka a.s	89,661	14,208
* Central European Media Enterprises Ltd.	143,776	9,287
Zentiva NV	135,609	7,015
* Unipetrol a.s	429,932	4,953
Philip Morris CR a.s	4,035	2,508
		94,291
Hungary (1.4%)
OTP Bank Rt	1,488,250	57,555
MOL Magyar Olaj-es Gazipari Rt	418,065	49,646
Richter Gedeon Rt	82,555	17,744
Magyar Tavkozlesi Rt	2,762,761	12,608
BorsodChem Rt	298,619	3,382
Demasz Rt	8,755	688
		141,623
India (7.0%)
Infosys Technologies Ltd.	1,199,992	83,771
Reliance Industries Ltd.	3,711,061	83,281
Housing Development Finance Corp. Ltd.	1,030,626	29,852
Hindustan Lever Ltd.	4,551,413	29,429
ITC Ltd.	6,430,381	28,780
ICICI Bank Ltd.	2,232,089	28,663
* Reliance Communication Ventures	3,974,983	26,802
Oil and Natural Gas Corp. Ltd.	926,707	26,712
Tata Motors Ltd.	1,112,285	22,968
Satyam Computer Services Ltd.	1,209,632	20,199
ICICI Bank Ltd. ADR	686,677	18,836
Larsen & Toubro Ltd.	300,828	18,073
Bharat Heavy Electricals Ltd.	345,840	18,037
HDFC Bank Ltd.	968,106	17,684
Tata Consultancy Services Ltd.	374,496	16,502
Hindalco Industries Ltd.	2,871,010	13,619
Wipro Ltd.	1,077,477	12,890
Bajaj Auto Ltd.	179,113	11,730
Tata Iron and Steel Co. Ltd.	784,050	11,049
Grasim Industries Ltd.	211,049	11,035
Gail India Ltd.	1,503,109	9,682
Ranbaxy Laboratories Ltd.	861,914	9,059
Hero Honda Motors Ltd.	473,597	8,899
Maruti Udyog Ltd.	407,882	8,348
Mahindra & Mahindra Ltd.	599,824	8,345
Dr. Reddy’s Laboratories Ltd.	248,830	7,986
Gujarat Ambuja Cements Ltd.	2,946,983	7,598
Zee Telefilms Ltd.	1,196,437	7,029
Cipla Ltd.	1,058,562	6,007
I-Flex Solutions Ltd.	222,795	5,875
Associated Cement Cos. Ltd.	258,540	5,480
Bharat Forge Ltd.	574,773	5,448
Sun Pharmaceutical Industries Ltd.	275,689	5,368
UTI Bank Ltd.	663,198	5,087
Indian Hotels Co. Ltd.	166,728	4,979
Reliance Energy Ltd.	359,049	4,869
Mahanagar Telephone Nigam Ltd.	952,617	4,481
State Bank of India	225,083	4,424
ABB (India) Ltd.	59,720	4,113
Nestle India Ltd.	137,266	3,944
Kotak Mahindra Bank	553,072	3,872
GlaxoSmithKline Pharmaceuticals (India) Ltd.	122,777	3,775

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Tata Power Co. Ltd.	291,687	3,547
	Bharat Petroleum Corp. Ltd.	354,606	3,456
	Ultratech Cemco Ltd.	184,389	3,183
	Hindustan Petroleum
	Corporation Ltd.	442,499	3,167
	Tata Tea Ltd.	164,546	3,060
	Jindal Steel & Power Ltd.	72,677	2,986
	Bharat Electronics Ltd	94,555	2,799
	Matrix Laboratories Ltd.	434,753	2,790
	HDFC Bank Ltd. ADR	46,629	2,743
	Indian Petrochemicals
	Corp., Ltd.	456,718	2,654
	Satyam Computer Services
	Ltd. ADR	72,393	2,605
	Videsh Sanchar Nigam Ltd.	279,174	2,583
*	Infrastructure Development
	Finance Co., Ltd.	1,607,859	2,572
	Asian Paints (India) Ltd.	172,273	2,432
	Ashok Leyland Ltd.	2,095,809	2,335
	Jet Airways (India) Ltd.	100,834	2,082
	Glenmark
	Pharmaceuticals Ltd.	279,725	1,993
*	State Bank of India-GDR	39,000	1,987
	Colgate-Palmolive (India) Ltd.	195,686	1,895
	Bank of Baroda	382,116	1,881
	Nicholas Piramal India Ltd.	301,577	1,568
	Biocon Ltd.	137,670	1,505
	Dr. Reddy’s Laboratories
	Ltd. ADR	43,393	1,406
	Arvind Mills Ltd.	666,971	1,350
	Britannia Industries Ltd.	32,609	1,252
	^Wipro Ltd. ADR	86,822	1,241
	Moser Baer India Ltd.	222,069	1,109
	Castrol (India) Ltd.	177,070	899
	Mahanagar Telephone
	Nigam Ltd. ADR	77,191	705
	Infosys Technologies
	Ltd. ADR	7,723	607
	^Videsh Sanchar Nigam
	Ltd. ADR	28,398	534
			729,506
Indonesia (1.9%)
	PT Telekomunikasi
	Indonesia Tbk	59,530,877	51,160
	PT Astra International
	Tbk	14,370,540	19,500
	PT Bank Central
	Asia Tbk	35,913,260	17,881
	PT Bank Rakyat
	Indonesia Tbk	31,371,000	16,492
	PT Perusahaan Gas
	Negara Tbk	10,576,967	14,906
	PT Bumi Resources
	Tbk	102,947,000	10,618
	PT Indonesian Satellite
	Corp Tbk	14,262,263	8,781
	PT Bank Mandiri Tbk	35,512,062	7,752
	PT Bank Danamon Tbk	9,995,402	5,851
	PT United Tractors Tbk	8,475,166	5,254
	PT Kalbe Farma Tbk	27,076,696	4,679
	PT Unilever Indonesia Tbk	8,971,500	4,664
	PT Gudang Garam Tbk	3,367,100	4,036
	PT Indofood Sukses
	Makmur Tbk	25,372,952	3,257
*	PT Indocement Tunggal
	Prakarsa Tbk (Local)	5,418,000	3,085
	PT Semen Gresik Tbk	885,232	2,764
	PT International Nickel
	Indonesia Tbk	1,152,000	2,619
	PT Aneka Tambang Tbk	3,921,315	2,559
	PT Bank International
	Indonesia Tbk	112,387,000	2,357
	PT Astra Agro Lestari Tbk	2,371,680	1,782
*	PT Energi Mega Persada
	Tbk	17,189,113	1,736
	PT Bank Indonesia Tbk	28,195,224	1,668
	Ramayana Lestari Sentosa
	PT Tbk	14,355,620	1,489
	PT Tempo Scan Pacific Tbk	958,956	779
	PT Matahari Putra
	Prima Tbk	6,576,816	725
			196,394
Israel (3.4%)
	Teva Pharmaceutical
	Industries Ltd.	4,037,017	163,187
	Bank Hapoalim Ltd.	5,556,247	28,537

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Check Point Software
	Technologies Ltd.	1,062,079	20,551
	Bank Leumi Le-Israel	4,580,468	18,302
	Israel Chemicals Ltd.	2,982,546	11,804
	Makhteshim-Agan
	Industries Ltd.	1,709,409	9,924
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	6,143,258	7,871
*	M-Systems Flash Disk
	Pioneers Ltd.	188,994	6,515
*	NICE Systems Ltd.	105,440	5,811
*	Israel Discount Bank Ltd.	2,605,410	5,492
*	United Mizrahi Bank Ltd.	703,098	4,808
*	Orbotech Ltd.	177,584	4,512
	IDB Development Corp. Ltd.	133,462	4,460
	The Israel Corp. Ltd.	11,176	4,163
*	Koor Industries Ltd.	60,893	3,904
	Partner Communications
	Co. Ltd.	405,568	3,516
*	Lipman Electronic
	Engineering Ltd.	118,098	3,401
	Elbit Systems Ltd.	122,573	3,142
*	ECI Telecom Ltd.	292,015	3,119
	Africa-Israel Investments Ltd.	54,829	2,985
	Discount Investment
	Corp. Ltd.	108,555	2,740
*	Audiocodes Ltd.	188,836	2,572
*	Alvarion Ltd.	291,935	2,408
*	Retalix Ltd.	87,764	2,179
*	Syneron Medical Ltd.	82,775	2,141
	Clal Industries and
	Investments Ltd.	368,460	2,037
	Clal Insurance Enterprise
	Holdings Ltd.	92,462	2,008
	Harel Insurance
	Investments Ltd.	43,442	1,964
*^ Given Imaging Ltd.		81,208	1,904
*	Super Sol Ltd.	565,986	1,696
	Migdal Insurance
	Holdings Ltd.	1,232,064	1,653
	Tadiran Communications
	Industries	46,645	1,618
*	Aladdin Knowledge Systems	68,814	1,605
	Strauss-Elite Ltd.	157,029	1,549
	Osem Investment Ltd.	174,998	1,474
*	Radware Ltd.	92,773	1,470
	Delek Automotive
	Systems Ltd.	148,236	926
	Blue Square-Israel Ltd.	59,620	708
*	Matav-Cable Systems
	Media Ltd.	84,675	630
			349,286
Mexico (6.8%)
	America Movil SA de CV	92,617,953	170,834
	Cemex SA CPO	18,725,774	126,336
	Telefonos de Mexico SA	54,543,758	60,068
	Wal-Mart de Mexico SA	20,881,982	59,423
	Grupo Televisa SA CPO	13,787,790	58,499
	Fomento Economico
	Mexicano UBD	4,192,481	38,764
	America Movil SA de
	CV Series A	16,666,131	30,215
	Grupo Mexico SA de CV	6,141,187	21,475
	Grupo Financerio Banorte
	SA de CV	7,762,676	20,235
	Telefonos de Mexico
	SA Series A	11,110,754	12,176
	Grupo Modelo SA	3,065,825	11,664
	Kimberly Clark de Mexico
	SA de CV Series A	2,854,489	10,056
	Grupo Carso SA de CV
	Series A1	4,225,313	9,981
	Alfa SA de CV Series A	1,879,885	9,439
*	Corporacion GEO, SA
	de CV	2,345,875	8,779
*	Grupo Aeroportuario del
	Pacifico SA ADR	229,000	7,621
*	URBI Desarrollos Urbanos
	SA de CV	787,467	6,429
	Grupo Aeroportuario del
	Sureste SA de CV	1,434,219	5,539
	Grupo Bimbo SA	1,726,215	5,390
	Industrias Penoles SA
	Series CP	592,395	5,339
	Coca-Cola Femsa SA
	de CV	1,598,745	5,134
	Consorcio ARA SA de CV	966,500	5,102
	TV Azteca SA CPO	6,903,616	4,259

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Controladora Comercial
	Mexicana SA de CV (Units)	1,911,538	3,241
*	Carso Infraestructura y
	Construccion, SA	4,196,064	3,047
	Cemex SA de CV ADR	30,000	2,026
*	Vitro SA	977,060	915
*	Grupo Aeroportuario del
	Pacifico SA	246,063	815
			702,801
Peru (0.6%)
	^Southern Peru Copper Corp.
	(U.S. shares)	145,985	14,460
	Compania de Minas
	Buenaventura S.A.u	467,318	13,666
	Southern Peru Copper Corp.	115,075	11,369
	Credicorp Ltd.	306,881	8,289
	Minsur SA	2,225,097	3,019
	Compania de Minas
	Buenaventura S.A.u. ADR	99,155	3,013
*	Volcan Compania
	Minera SA	1,939,630	2,076
	Edegel SA	4,624,061	1,924
	Luz del Sur SAA	579,122	688
			58,504
Phillipines (0.5%)
	Philippine Long Distance
	Telephone Co.	255,457	10,105
	Bank of Philippine Islands	5,253,447	6,191
	Ayala Land, Inc.	25,412,716	5,759
	Ayala Corp.	608,826	4,232
	SM Investments Corp.	787,860	3,497
	San Miguel Corp. Class B	2,154,031	3,327
	SM Prime Holdings, Inc.	20,768,799	3,120
	Globe Telecom, Inc.	158,449	2,756
*	Equitable PCI Bank, Inc.	1,692,300	2,332
	Metropolitan Bank &
	Trust Co.	2,887,531	2,171
	Jollibee Foods Corp.	1,993,400	1,365
	Banco De Oro	1,730,491	1,187
	First Philippine Holdings
	Construction	1,306,068	1,124
	Megaworld Corp.	34,830,400	966
	Petron Corp.	10,920,146	885
*	Manila Electric Co.	1,895,393	678
*	Filinvest Land, Inc.	24,165,647	653
*	ABS-CBN Broadcasting
	Corp.	1,445,200	384
			50,732
Poland (2.0%)
	Polski Koncern Naftowy SA	1,768,228	36,753
	Bank Polska Kasa Opieki
	Grupa Pekao SA	491,627	32,827
	Telekomunikacja Polska SA	4,134,769	30,168
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	2,362,862	29,594
	KGHM Polska Miedz SA	650,272	23,786
	Bank Przemyslowo
	Handlowy PBK SA	50,877	13,069
	Bank Zachodni WBK SA	129,101	7,800
*	TVN SA	151,809	4,735
*	Bank Rozwoju Eksportu SA	50,472	3,346
*	Global Trade Centre SA	34,879	3,018
	Prokom Software SA	61,528	2,943
	Agora SA	186,079	2,703
	Grupa Kety SA	51,768	2,350
	Orbis SA	148,635	2,228
	Boryszew SA	162,825	1,519
	Mondi Packaging Paper
	Swieci SA	72,123	1,421
*	Budimex SA	68,127	1,241
	Polska Grupa
	Farmaceutyczna	56,754	1,232
*	Computerland SA	34,991	1,170
*	Softbank SA	69,082	834
	Debica SA	37,149	819
			203,556
South Africa (11.3%)
	Sasol Ltd.	3,414,489	141,236
	Standard Bank Group Ltd.	7,185,105	101,747
	MTN Group Ltd.	7,864,123	77,922
	Impala Platinum
	Holdings Ltd.	376,287	70,952
	Gold Fields Ltd.	2,322,832	58,254
	FirstRand Ltd.	16,580,811	54,102
	AngloGold Ltd.	782,214	42,377
	Naspers Ltd.	1,763,714	38,312

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Anglo Platinum Ltd.	386,830	37,246
	Telkom South Africa Ltd.	1,448,276	34,155
	Sanlan Ltd.	13,229,279	33,919
*	Harmony Gold Mining
	Co., Ltd.	1,978,724	32,801
	Imperial Holdings Ltd.	1,102,850	30,418
	Barloworld Ltd.	1,278,156	27,836
	Bidvest Group Ltd.	1,521,808	27,656
	Tiger Brands Ltd	952,768	26,288
	Nedbank Group Ltd.	1,177,355	24,386
	Steinhoff International
	Holdings Ltd.	5,036,376	19,814
	Edgars Consolidated
	Stores Ltd.	2,869,685	17,997
	Sappi Ltd.	1,207,122	17,049
	JD Group Ltd.	987,161	15,107
	African Bank
	Investments Ltd.	2,640,679	14,604
	Mittal Steel South
	Africa Ltd.	1,182,872	13,655
	Truworths
	International Ltd.	2,725,719	13,026
	Woolworths Holdings Ltd.	4,655,852	12,952
	Reunert Ltd.	1,027,319	12,714
	Foschini Ltd.	1,204,323	12,114
	Network Healthcare
	Holdings Ltd.	7,060,178	11,864
	Investec Ltd.	194,416	10,973
	Massmart Holdings Ltd.	1,121,554	10,888
	Liberty Group Ltd.	736,345	10,087
	Shoprite Holdings Ltd.	2,404,652	10,037
	Ellerine Holdings Ltd.	652,746	9,964
	Nampak Ltd.	3,065,230	9,277
	Aveng Ltd.	2,342,067	9,196
	Aspen Pharmacare
	Holdings Ltd.	1,249,099	8,759
	Murray & Roberts
	Holdings Ltd.	1,759,463	7,881
	Metropolitan Holdings Ltd.	3,355,157	7,218
	Kumba Resources Ltd.	362,182	6,799
	Pick’n Pay Stores Ltd.	1,293,069	6,790
	Allan Gray Property Trust	5,931,638	6,319
	Spar Group Ltd.	1,006,604	6,238
	Pretoria Portland Cement
	Co., Ltd.	79,522	5,506
	AVI Ltd.	1,871,947	5,258
	Alexander Forbes Ltd.	1,936,592	4,952
	Tongaat-Hulett Group Ltd.	306,855	4,940
	Consol Ltd.	1,856,678	4,458
	Grindrod Ltd.	1,906,890	4,153
	Super Group Ltd.	1,649,634	3,241
			1,173,437
South Korea (19.7%)
*	Samsung Electronics
	Co., Ltd.	606,108	413,652
	Kookmin Bank	1,760,655	157,090
	POSCO	311,741	88,517
	Hyundai Motor Co. Ltd.	968,391	85,283
	Samsung Electronics Co.,
	Ltd. Pfd.	128,108	69,375
2	Samsung Electronics Co.,
	Ltd. GDR	179,670	60,988
	Korea Electric Power Corp.	1,342,571	59,634
	Shinhan Financial
	Group Ltd.	1,165,332	57,765
	SK Corp.	645,843	47,493
	SK Telecom Co., Ltd.	191,933	45,282
	LG Electronics Inc.	541,240	44,710
	Shinsegae Co., Ltd.	83,541	40,952
	KT & G Corp.	671,550	37,569
	KT Corp.	732,154	32,938
	Hana Financial Group Inc.	670,102	32,894
	Samsung Fire & Marine
	Insurance Co.	216,496	31,110
	Hyundai Mobis	328,355	29,036
	POSCO ADR	400,755	28,241
*	NHN Corp.	73,285	26,001
	Hyundai Heavy Industries
	Co., Inc.	269,440	25,853
	Samsung Corp.	784,630	24,453
	Samsung Heavy Industries
	Co. Ltd.	1,023,630	24,206
*	LG. Philips LCD Co., Ltd.	528,987	22,232
	Hyundai Development Co.	378,950	22,005
	Lotte Shopping Co., Ltd.	50,697	21,177

Emerging Markets Stock Index Fund

	Shares	Market Value• ($000)
Kia Motors	1,027,030	21,136
S-Oil Corp.	266,422	20,635
* Kookmin Bank-Spon ADR	225,953	20,121
Samsung Securities Co. Ltd.	316,340	19,883
Samsung SDI Co. Ltd.	201,165	16,636
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	566,590	16,563
LG Engineering & Construction Co., Ltd.	210,240	15,283
CJ Corp.	107,060	14,634
* Hyundai Engineering & Construction Co., Ltd.	225,538	14,016
Daegu Bank	740,505	13,883
Daewoo Engineering & Construction Co., Ltd.	799,845	13,821
* Woori Investment & Securities Co., Ltd.	555,839	13,620
Samsung Electro- Mechanics Co.	352,600	13,386
Hyundai Motor Co.	221,671	13,119
Kangwon Land Inc.	630,558	12,991
LG Chem Ltd.	266,182	11,744
* Daewoo Securities Co., Ltd.	617,620	11,221
Amorepacific Corp.	30,561	11,216
SK Telecom Co. Ltd. ADR	415,529	11,095
* Hyundai Securities Co.	659,519	11,031
Daelim Industrial Co.	143,740	10,977
Pusan Bank	693,455	10,675
Cheil Industrial, Inc.	264,930	9,625
LG International Corp.	339,620	9,621
Korea Investment Holdings Co., Ltd.	217,640	9,327
Hanjin Shipping Co., Ltd.	316,930	8,748
Hankook Tire Co. Ltd.	575,030	8,677
Hyundai Department Store Co., Ltd.	86,238	8,311
Korea Electric Power Corp. ADR	342,194	7,802
Korean Air Co. Ltd.	209,068	7,609
*^ Shinhan Financial Group Co., Ltd. ADR	77,382	7,494
Hite Brewery Co., Ltd.	56,912	7,479
* Korea Exchange Bank	573,660	7,394
Hyundai Mipo Dockyard Co., Ltd.	76,818	7,206
Hanjin Heavy Industries Co. Ltd.	230,430	7,184
* NCsoft Corp.	84,085	7,032
Yuhan Corp.	39,996	6,566
Doosan Infracore Co., Ltd.	348,830	6,523
Kumkang Korea Chemical Co., Ltd.	27,762	6,293
Honam Petrochemical Corp.	84,750	5,396
Nong Shim Co. Ltd.	18,848	5,268
LG Electronics Inc.	102,010	5,233
LG Household & Health Care Ltd.	63,932	5,108
S1 Corp.	113,000	5,057
* Daishin Securities Co.	215,887	5,046
Dongkuk Steel Mill Co., Ltd. 235,040	5,040
LG Cable Ltd.	113,740	4,705
Cheil Communications Inc.	20,260	4,302
KT Corp. ADR	184,327	4,289
Hanwha Chemical Corp.	323,020	3,859
* Daum Communications Corp	72,822	3,642
LG Petrochemical Co., Ltd.	157,890	3,475
Samsung Fine Chemicals Co., Ltd.	100,130	3,080
* Hyosung Corp.	144,023	3,046
Poongsan Corp.	131,360	2,990
Dae Duck Electronics Co.	216,083	2,042
		2,050,611
Taiwan (15.3%)[1]
Taiwan Semiconductor Manufacturing Co., Ltd.	104,270,633	220,452
Hon Hai Precision Industry Co., Ltd.	19,080,090	128,903
Cathay Financial Holding Co.	30,055,980	67,308
United Microelectronics Corp	88,855,658	61,841
MediaTek Inc.	4,082,491	47,709
China Steel Corp.	46,892,413	45,813
Nan Ya Plastic Corp.	28,413,574	41,513

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	High Tech Computer Corp.	1,264,600	40,434
	Chunghwa Telecom
	Co., Ltd.	20,580,000	39,558
	Mega Financial Holding
	Co. Ltd.	50,343,224	39,325
	Formosa Plastic Corp.	24,599,990	39,276
	Asustek Computer Inc.	13,263,421	36,785
	AU Optronics Corp.	21,860,232	35,967
	Chi Mei Optoelectronics
	Corp.	19,542,464	27,775
	Taiwan Semiconductor
	Manufacturing Co.
	Ltd. ADR	2,511,402	26,319
	Chinatrust Financial
	Holding	31,433,023	25,802
	Acer Inc.	12,663,599	24,603
	Delta Electronics Inc.	7,545,209	23,549
	Formosa Chemicals &
	Fibre Corp.	14,272,676	23,220
*	China Development
	Financial Holding Corp.	55,935,684	22,546
	Advanced Semiconductor
	Engineering Inc.	17,944,670	21,203
	Fubon Financial Holding
	Co., Ltd.	21,368,100	20,688
	First Financial Holding
	Co., Ltd.	25,727,300	20,465
	Compal Electronics Inc.	17,865,460	19,690
	Quanta Computer Inc.	10,489,603	18,500
	Taishin Financial Holdings	27,303,678	17,937
	SinoPac Holdings	31,721,214	17,613
	Shin Kong Financial
	Holdings Co.	14,418,628	15,385
	Hau Nan Financial
	Holdings Co., Ltd.	19,372,695	15,011
	Foxconn Technology
	Co., Ltd.	1,989,600	14,942
	Chang Hwa Commercial
	Bank	22,683,094	14,686
	Taiwan Cellular Corp.	13,131,360	13,240
	Lite-On Technology Corp.	7,784,550	12,295
	Far Eastern Textile Ltd.	13,332,975	12,272
	Uni-President
	Enterprises Co.	14,977,590	11,294
	Yuanta Core Pacific
	Securities Co.	14,039,300	10,742
	BENQ Corp.	12,390,692	10,365
	E.Sun Financial Holding
	Co., Ltd.	14,257,272	10,315
	Siliconware Precision
	Industries Co.	6,687,786	9,579
	Largan Precision Co., Ltd.	430,227	9,051
	^United Microelectronics
	Corp. ADR	2,073,680	7,818
	Quanta Display Inc.	17,451,254	7,548
	Taiwan Fertilizer Co., Ltd.	4,072,000	7,510
	Pou Chen Corp.	9,509,329	7,502
	President Chain Store
	Corp.	2,977,985	7,458
	Chunghwa Picture
	Tubes, Ltd.	23,829,097	7,107
*	Winbond Electronics
	Corp.	20,059,000	6,822
*	HannStar Display Corp.	31,547,491	6,279
	Wintek Corp.	4,547,362	6,166
*	Tatung Co., Ltd.	19,874,000	6,161
	Walsin Lihwa Corp.	14,583,970	6,001
	Inventec Co., Ltd.	7,851,015	5,679
	Mitac International Corp.	4,731,961	5,489
*	Yageo Corp.	12,662,520	5,478
*	Via Technologies Inc.	5,467,379	5,466
	Asia Cement Corp.	6,925,642	5,422
	AU Optronics Corp. ADR	320,936	5,273
	Yulon Motor Co., Ltd.	4,603,923	4,929
	Ya Hsin Industrial Co., Ltd.	5,012,817	4,843
*	CMC Magnetics Corp.	15,067,700	4,823
	Synnex Technology
	International Corp.	3,777,844	4,673
	Fu Sheng Industrial
	Co., Ltd.	3,784,776	4,649
	Fuhwa Financial Holdings
	Co., Ltd.	11,102,754	4,559
	Realtek Semiconductor
	Corp.	3,887,194	4,474
	Yang Ming Marine
	Transport	6,698,985	4,392
	Chunghwa Telecom Co.,
	Ltd. ADR	205,393	4,231

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Macronix International
	Co., Ltd.	16,498,105	4,066
	Premier Image
	Technology Corp.	2,585,815	4,009
	Advantech Co., Ltd.	1,449,939	3,978
*	Ritek Corp.	12,675,194	3,962
	Asia Optical Co., Inc.	800,553	3,928
	Evergreen Marine Corp.	5,505,822	3,843
	Eternal Chemical Co., Ltd.	2,673,610	3,791
	Zyxel Communications
	Corp.	1,909,986	3,537
	Polaris Securities
	Co., Ltd.	7,053,377	3,514
*	Teco Electric & Machinery
	Co., Ltd.	9,585,000	3,459
	D-Link Corp.	3,041,814	3,446
	China Motor Co., Ltd.	3,178,974	3,383
*	Cathay Construction Corp.	5,324,779	3,236
	Waterland Financial
	Holdings	9,387,000	3,225
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	7,030,478	3,175
	Wan Hai Lines Ltd.	4,360,791	3,007
	China Airlines	6,257,848	2,974
	Taiwan Glass
	Industrial Corp.	3,630,303	2,974
	Taiwan Cement Corp.	3,789,789	2,969
	EVA Airways Corp.	7,153,879	2,929
	Optimax Technology Corp.	2,341,220	2,869
	U-Ming Marine
	Transport Corp.	2,508,600	2,861
*	Compeq Manufacturing
	Co., Ltd.	5,159,750	2,793
	Yieh Phui Enterprise	6,221,923	2,778
	Cheng Shin Rubber Industry
	Co., Ltd.	3,330,416	2,651
	Advanced Semiconductor
	Engineering Inc. ADR	454,497	2,650
	Kinpo Electronics, Inc.	6,028,782	2,600
	Taiwan Secom Corp., Ltd.	1,563,412	2,598
	Gigabyte Technology
	Co., Ltd.	3,187,626	2,524
	Nien Made Enterprise
	Co., Ltd.	1,715,118	2,360
	Giant Manufacturing
	Co., Ltd.	1,177,270	2,268
	Phoenixtec Power
	Co., Ltd.	2,112,430	2,222
	Formosa Taffeta Co., Ltd.	3,808,616	2,199
	Shihlin Electric &
	Engineering Corp.	2,012,000	2,148
	Oriental Union
	Chemical Corp.	2,811,191	1,966
*	Accton Technology Corp.	3,253,116	1,965
	Micro-Star International
	Co., Ltd.	3,396,394	1,904
*	Elitegroup Computer
	Systerm Co., Ltd.	2,501,445	1,726
	^Siliconware Precision
	Industries Co. ADR	241,565	1,691
	Nien Hsing Textile
	Co. Ltd.	2,049,000	1,318
	Taiwan Styrene
	Monomer Corp.	2,739,288	1,299
*	Systex Corp.	4,298,752	1,282
			1,582,800
Thailand (1.9%)
	PTT Public Co., Ltd.
	(Foreign)	4,940,572	33,928
	PTT Exploration &
	Production Public Co. Ltd.
	(Foreign)	7,652,630	25,665
	Bangkok Bank Public Co.
	Ltd. (Foreign)	5,537,372	17,520
	Kasikornbank Public Co.
	Ltd. (Foreign)	6,851,336	12,391
	Advanced Info Service
	Public Co. Ltd. (Foreign)	5,214,740	12,284
	Siam Cement Public Co.
	Ltd. (Foreign)	1,767,540	11,924
	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	4,747,291	8,213
	Bangkok Bank Public Co.
	Ltd. (Local)	1,802,244	5,414
	Krung Thai Bank Public Co.
	Ltd. (Foreign)	16,530,834	5,412
	Siam Cement Public Co.
	Ltd. (Local)	752,290	4,766
	Kasikornbank Public Co.,
	Ltd. (Local)	2,668,800	4,683

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Airports of Thailand Public
	Co. Ltd. (Foreign)	2,524,100	3,930
	Thai Airways International
	Public Co. Ltd.	2,973,200	3,759
	PTT Chemical PCL
	(Foreign)	1,587,015	3,654
	Banpu Public Co. Ltd.
	(Foreign)	730,411	2,955
	Land and Houses Public
	Co. Ltd. (Foreign)	12,268,800	2,870
	Siam City Cement Public
	Co. Ltd. (Foreign)	368,706	2,650
*	True Corp. Public Co. Ltd.
	(Foreign)	9,964,000	2,612
	Charoen Pokphand Foods
	Public Co., Ltd. (Foreign)	17,764,812	2,601
	Hana Microelectronics
	Public Co. Ltd. (Foreign)	3,248,900	2,486
	BEC World Public Co.
	Ltd. (Foreign)	5,311,930	2,008
	Land and Houses Public
	Co. Ltd. (Local)	8,694,200	1,953
	Ratchaburi Electricity
	Generating Holding
	Public C	1,739,900	1,795
	C.P. 7-Eleven Public Co.
	Ltd. (Foreign)	8,831,000	1,786
	Thanachart Capital Public
	Co. Ltd. (Foreign)	3,869,130	1,666
	Italian-Thai Development
	Public Co. Ltd. (Foreign)	8,067,018	1,546
	Bangkok Expressway
	Public Co. Ltd. (Foreign)	2,016,400	1,224
	Siam Makro Public Co.
	Ltd. (Foreign)	544,300	1,159
	Electricity Generating
	Public Co. Ltd. (Foreign)	493,848	1,097
	Delta Electronics (Thailand)
	Public Co. Ltd. (Foreign)	2,037,250	1,090
	Kiatnakin Finance Public
	Co. Ltd. (Foreign)	1,172,900	1,077
*	Sahaviriya Steel Industries
	Public Co., Ltd.	29,646,700	1,049
	The Aromatics (Thailand)
	PLC (Foreign)	1,386,200	1,024
	Precious Shipping Public
	Co. Ltd. (Foreign)	1,290,254	1,004
	Kim Eng Securities
	Thailand Public Co.
	Ltd. (Foreign)	1,170,000	864
*	TISCO Finance Public Co.
	Ltd. (Foreign)	1,074,013	821
	Sino Thai Engineering &
	Construction PCL (Foreign)	3,400,100	778
	Thai Union Frozen
	Products Public Co., Ltd.
	(Foreign)	896,150	737
	Bangkok Bank Public Co.
	Ltd. Non-Voting Depositary
	Receipts	242,300	729
	Thai Union Frozen Products
	Public Co. Ltd. (Local)	863,750	695
	Electricity Generating
	Public Co. Ltd. (Local)	270,300	600
*	ITV Public Co., Ltd.
	(Foreign)	2,021,500	495
	PTT Exploration and
	Production Public Co.
	Ltd. (Local)	142,300	477
*	Tisco Bank Public Co.,
	Ltd. (Local)	434,500	330
	GMM Grammy Public Co.
	Ltd. (Foreign)	1,191,500	323
	Banpu Public Co. Ltd.
	(Local)	39,000	158
	Siam Cement Public Co.
	Ltd. Non-Voting Depositary
	Receipts	24,200	153
	Kiatnakin Finance Public
	Co. Ltd.	117,700	110
	PTT Public Co., Ltd. (Local)	15,500	106
	Hana Microelectronics
	Public Co. Ltd. (Local)	132,200	101
	C.P. 7-Eleven Public Co.
	Ltd. (Local)	486,000	98
	Electricity Generating Public
	Co. Ltd. Non-Voting
	Depositary Receipts	30,600	68
	^True Corporation Public
	Company Limited Warrants
	Exp. 4/3/10	1,020,789	—
			196,838

	Shares	Market Value• ($000)

Turkey (2.4%)

Turkiye Is Bankasi A.S
C Shares	4,069,838	34,377

Akbank T.A.S	3,720,688	31,049

Turkiye Garanti
Bankasi A.S	5,587,710	23,091

* Turkiye Vakiflar
Bankasi T.A.O	2,258,995	14,429

Turkcell Iletisim
Hizmetleri A.S	2,184,093	13,942

Haci Omer Sabanci
Holding A.S	2,663,181	12,649

* Yapi ve Kredi Bankasi A.S	5,049,408	11,887

Anadolu Efes Biracilik ve
Malt Sanayii A.S	334,146	11,169

Tupras-Turkiye Petrol
Rafinerileri A.S	517,323	11,039

KOC Holding A.S	1,349,512	7,473

* Dogan Sirketler Grubu
Holding A.S	1,520,305	7,286

Eregli Demir ve Celik
Fabrikalari A.S	1,150,700	6,888

* Dogan Yayin Holding A.S	1,260,909	6,435

Migros Turk A.S	403,624	5,602

Arcelik A.S	592,038	5,036

Ford Otomotiv Sanayi A.S	416,859	4,153

Hurriyet Azteccilik ve
Matbaacillik A.S	1,108,859	4,057

Turk Sise ve Cam
Fabrikalari A.S	869,228	3,856

Aksigorta A.S	724,520	3,670

Tofas Turk Otomobil
Fabrikasi A.S	720,854	2,342

* Petkim Petrokimya
Holding A.S	490,426	2,281

Is Gayrimenkul Yatirim
Ortakligi A.S	859,008	2,244

Akcansa Cimento A.S	280,892	2,156

Trakya Cam Sanayii A.S	468,489	2,100

* Cimsa Cemento Sanayi ve
Ticaret A.S	219,057	1,929

Dogus Otomotiv Servis ve
Ticaret A.S	227,036	1,870

* Vestel Elektronik Sanayi ve
Ticaret A.S	469,534	1,700

Ulker Gida Sanayi ve
Ticaret A.S	426,081	1,634

Adana Cimento Sanayii
T.A.S	178,597	1,516

Aygaz A.S	369,172	1,495

* Turk Hava Yollari Anonim
Ortakligi	250,225	1,378

Ihlas Holding A.S	1,779,553	1,165

* Alarko Holdings A.S	27,086	1,125

* Tansas Perakende
Magazacilik Ticaret A.S	531,184	1,014

Aksa Akrilik Kimya
Sanayii A.S	75,360	646

* Ak Enerji Elektrik Uretimi
Otoproduktor Gruba A.S	86,023	320

* Ihlas Holding RUC Rights
Exp. 5/3/06	1,779,553	13

		245,016

Total Common Stocks
(Cost $6,645,389)		10,334,687

Temporary Cash Investments (0.7%)[1]

Money Market Fund (0.7%)

3 Vanguard Market Liquidity
Fund, 4.771%	26,699,082	26,699

3 Vanguard Market Liquidity
Fund, 4.771%—Note F	47,641,500	47,642

Total Temporary Cash Investments
(Cost $74,341)		74,341

Total Investments (100.3%)
(Cost $6,719,730)		10,409,028

Other Assets and Liabilities (–0.3%)

Other Assets—Note B		73,540

Liabilities—Note F		(103,561)

		(30,021)

Net Assets (100%)		10,379,007

Emerging Markets Stock Index Fund

At April 30, 2006, net assets consisted of:4
Amount
($000)
Paid-in Capital	6,773,007
Undistributed Net Investment Income	53,163
Accumulated Net Realized Losses	(141,577)
Unrealized Appreciation
Investment Securities	3,689,298
Foreign Currencies	159
Swap Contracts	4,957
Net Assets	10,379,007

Investor Shares—Net Assets
Applicable to 372,362,844 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,461,188
Net Asset Value Per Share—
Investor Shares	$22.72

Institutional Shares—Net Assets
Applicable to 28,570,689 outstanding
$.001par value shares of beneficial
interest (unlimited authorization)	650,511
Net Asset Value Per Share—
Institutional Shares	$22.77

VIPER Shares—Net Assets
Applicable to 17,602,090 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,267,308
Net Asset Value Per Share—
VIPER Shares	$72.00

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker/dealers. See Note F in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund’s equity investments in Taiwan to 15.5%. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.5%, respectively, of net assets. See Note D in Notes to Financial Statements.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of this security represented 0.6% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Dividends[1]	86,306
Interest[2]	1,253
Security Lending	191
Total Income	87,750
Expenses
The Vanguard Group—Note B
Investment Advisory Services	59
Management and Administrative—Investor Shares	9,655
Management and Administrative—Institutional Shares	285
Management and Administrative—VIPER Shares	706
Marketing and Distribution—Investor Shares	724
Marketing and Distribution—Institutional Shares	74
Marketing and Distribution—VIPER Shares	68
Custodian Fees	4,494
Shareholders’ Reports—Investor Shares	57
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—VIPER Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	16,126
Expenses Paid Indirectly—Note C	(85)
Net Expenses	16,041
Net Investment Income	71,709
Realized Net Gain (Loss)
Investment Securities Sold	32,728
Foreign Currencies	(1,076)
Swap Contracts	(918)
Realized Net Gain (Loss)	30,734
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,256,711
Foreign Currencies	177
Swap Contracts	7,633
Change in Unrealized Appreciation (Depreciation)	2,264,521
Net Increase (Decrease) in Net Assets Resulting from Operations	2,366,964

1 Dividends are net of foreign withholding taxes of $8,464,000.

2 Interest income from an affiliated company of the fund was $599,000.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	71,709	107,594
Realized Net Gain (Loss)	30,734	22,918
Change in Unrealized Appreciation (Depreciation)	2,264,521	953,968
Net Increase (Decrease) in Net Assets Resulting from Operations	2,366,964	1,084,480
Distributions
Net Investment Income
Investor Shares	(96,913)	(53,935)
Institutional Shares	(9,315)	(5,623)
VIPER Shares	(9,827)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
VIPER Shares	—	—
Total Distributions	(116,055)	(59,558)
Capital Share Transactions—Note G
Investor Shares	1,638,956	1,461,564
Institutional Shares	20,123	134,814
VIPER Shares	688,544	357,977
Net Increase (Decrease) from Capital Share Transactions	2,347,623	1,954,355
Total Increase (Decrease)	4,598,532	2,979,277
Net Assets
Beginning of Period	5,780,475	2,801,198
End of Period[1]	10,379,007	5,780,475

1 Net Assets—End of Period include undistributed net investment income of $53,163,000 and $98,915,000.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended					Jan. 1 to	Year Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,	Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000
Net Asset Value,
Beginning of Period	$16.91	$12.88	$11.04	$7.48	$7.28	$8.84	$12.50
Investment Operations
Net Investment Income	.143	.307	.263	.170	.15	.19	.141
Net Realized and Unrealized
Gain (Loss) on Investments	5.982	3.982	1.749	3.512	.25	(1.74)	(3.583)
Total from Investment
Operations	6.125	4.289	2.012	3.682	.40	(1.55)	(3.442)
Distributions
Dividends from Net
Investment Income	(.315)	(.259)	(.172)	(.122)	(.20)	(.01)	(.218)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.315)	(.259)	(.172)	(.122)	(.20)	(.01)	(.218)
Net Asset Value,
End of Period	$22.72	$16.91	$12.88	$11.04	$7.48	$7.28	$8.84

Total Return2	36.58%	33.66%	18.43%	49.88%	5.27%	–17.55%	–27.56%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$8,461	$4,937	$2,556	$1,589	$841	$770	$913
Ratio of Total Expenses to
Average Net Assets	0.43%[3]	0.45%	0.48%	0.53%	0.57%	0.60%[3]	0.59%
Ratio of Net Investment
Income to Average Net Assets	1.76%[3]	2.48%	2.44%	2.26%	1.67%	2.69%[3]	1.51%
Portfolio Turnover Rate4	4%[3]	15%	11%	16%	65%	23%	40%

1 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

2 Total returns do not reflect the 0.5% transaction fee on purchases (1.0% prior to April 1, 2000); the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.5% fee on all other redemptions (1.0% prior to April 1, 2000); or the $10 annual account maintenance fee applied on balances under $10,000.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

				Emerging Markets Stock Index Fund

Institutional Shares
	Six Months
	Ended					Jan. 1 to	June 22[2]
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31, to,	Dec. 31
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000
Net Asset Value,
Beginning of Period	$16.95	$12.90	$11.05	$7.49	$7.29	$8.84	$11.16
Investment Operations
Net Investment Income	.180	.344	.287	.183	.165	.200	.021
Net Realized and Unrealized
Gain (Loss) on Investments	5.982	3.982	1.749	3.512	.246	(1.739)	(2.126)
Total from Investment
Operations	6.162	4.326	2.036	3.695	.411	(1.539)	(2.105)
Distributions
Dividends from
Net Investment Income	(.342)	(.276)	(.186)	(.135)	(.211)	(.011)	(.215)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.342)	(.276)	(.186)	(.135)	(.211)	(.011)	(.215)
Net Asset Value,
End of Period	$22.77	$16.95	$12.90	$11.05	$7.49	$7.29	$ 8.84

Total Return[3]	36.74%	33.92%	18.64%	50.06%	5.40%	–17.42%	–18.86%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$651	$468	$245	$137	$76	$65	$19
Ratio of Total Expenses to
Average Net Assets	0.25%[4]	0.25%	0.33%	0.38%	0.41%	0.45%[4]	0.45%[4]
Ratio of Net Investment
Income to Average
Net Assets	1.94%[4]	2.64%	2.61%	2.41%	1.85%	2.75%[4]	1.34%[4]
Portfolio Turnover Rate[5]	4%[4]	15%	11%	16%	65%	23%	40%

1 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

2 Inception.

3 Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.5% fee on all other redemptions.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

Emerging Markets Stock Index Fund

VIPER Shares
	Six Months
	Ended	March 4[1]
	Apr. 30,	to Oct. 31,
For a Share Outstanding Throughout Each Period	2006	2005
Net Asset Value, Beginning of Period	$53.61	$50.55
Investment Operations
Net Investment Income	.494	.87
Net Realized and Unrealized Gain (Loss) on Investments	18.973	2.19
Total from Investment Operations	19.467	3.06
Distributions
Dividends from Net Investment Income	(1.077)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.077)	—
Net Asset Value, End of Period	$72.00	$53.61

Total Return	36.71%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,267	$375
Ratio of Total Expenses to Average Net Assets	0.30%[2]	0.30%[2]
Ratio of Net Investment Income to Average Net Assets	1.89%[2]	2.59%[2]
Portfolio Turnover Rate[3]	4%[2]	15%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair-value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m., Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index, when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The fund agrees to pay the counterparty a floating rate that is reset periodically based on short-term interest rates, less a specified interest rate spread, applied to the notional amount. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date.

Emerging Markets Stock Index Fund

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $1,014,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2006, custodian fee offset arrangements reduced the fund’s expenses by $85,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Emerging Markets Stock Index Fund

During the six months ended April 30, 2006, the fund realized $576,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

During the six months ended April 30, 2006, the fund realized net foreign currency losses of $1,076,000, which decreased distributable net income for tax purposes; accordingly such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s realized gains (losses) for the six months ended April 30, 2006, include realized losses on swaps of $105,000 and taxes paid on realized capital gains on Indian securities of $225,000, which are treated as decreases to taxable income; accordingly these amounts have been reclassified from accumulated net realized losses to undistributed income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through October 31, 2005, on the fund’s passive foreign investment company holdings at April 30, 2006, was $1,565,000, which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2005, the fund had available realized losses of $173,689,000 to offset future net capital gains of $73,850,000 through October 31, 2007, $64,992,000 through October 31, 2010, $12,244,000 through October 31, 2011, and $22,603,000 through October 31, 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $3,687,733,000, consisting of unrealized gains of $3,774,485,000 on securities that had risen in value since their purchase and $86,752,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2006, the fund had the following open swap contracts with Citigroup Global Markets as counterparty:

			Floating		Unrealized
		Notional	Interest Rate	Market	Appreciation
	Termination	Amount	Received	Value	(Depreciation)
Country/Reference Entity	Date	($000)	(Paid)[1]	($000)	($000)
Taiwan
Siliconware Precision
Industries Co.	8/14/06	3,040	(1.41%)	4,367	1,327
Chunghwa Picture Tubes, Ltd.	8/14/06	4,009	(0.91%)	2,954	(1,055)
HannStar Display Corp.	8/14/06	953	0.09%	604	(349)
Taiwan Cement Corp.	11/20/06	1,224	(1.16%)	1,567	343
Taiwan Cement Corp.	11/20/06	1,478	(1.16%)	1,935	457
Lite-On Technology Corp.	11/27/06	4,747	(2.41%)	7,047	2,300
AU Optronics Corp.	11/28/06	4,951	(1.41%)	6,885	1,934
					4,957

1 Based on one-month London InterBank Offered Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. If the spread is greater than LIBOR, the result is net interest received by the fund.

Emerging Markets Stock Index Fund

E. During the six months ended April 30, 2006, the fund purchased $2,461,412,000 of investment securities and sold $166,618,000 of investment securities, other than temporary cash investments.

F. The market value of securities on loan to broker/dealers at April 30, 2006, was $46,451,000, for which the fund received cash collateral of $47,642,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,933,085	94,442	1,871,867	120,102
Issued in Lieu of Cash Distributions	89,932	4,718	49,567	3,457
Redeemed[1]	(384,061)	(18,804)	(459,870)	(30,082)
Net Increase (Decrease)—Investor Shares	1,638,956	80,356	1,461,564	93,477
Institutional Shares
Issued	53,552	2,568	183,235	11,719
Issued in Lieu of Cash Distributions	7,301	382	3,532	246
Redeemed[1]	(40,730)	(2,018)	(51,953)	(3,311)
Net Increase (Decrease)—Institutional Shares	20,123	932	134,814	8,654
VIPER Shares
Issued	701,803	10,811	367,775	7,191
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(13,259)	(200)	(9,798)	(200)
Net Increase (Decrease)—VIPER Shares	688,544	10,611	357,977	6,991

1 Net of redemption fees of $1,931,000 and $1,927,000 (fund totals).

Total International Stock Index Fund

Fund Profile

As of April 30, 2006

Portfolio Characteristics
Fund
Expense Ratio	0.00%
Average Weighted Expense Ratio[1]	0.29%

Sector Diversification (% of portfolio)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	12%	11%	11%
Consumer Staples	7	8	7
Energy	9	8	10
Financials	27	28	28
Health Care	7	7	7
Industrials	10	10	10
Information Technology	8	8	7
Materials	9	9	9
Telecommunication Services	6	6	6
Utilities	5	5	5

Volatility Measures
		Target		Broad
	Fund	Index[3]	Fund	Index[4]
R-Squared	0.99	1.00	0.99	1.00
Beta	1.01	1.00	1.00	1.00

Allocation to Underlying Vanguard Funds

European Stock Index Fund	57.5%
Pacific Stock Index Fund	28.1%
Emerging Markets Stock Index Fund	14.4%
Total	100.0%

Country Diversification (% of portfolio)
		Target
	Fund[2]	Index[3]
Europe
United Kingdom	20%	20%
France	8	8
Germany	6	6
Switzerland	6	6
Netherlands	4	3
Italy	3	3
Spain	3	3
Sweden	2	2
Belgium	1	1
Denmark	1	1
Finland	1	1
Greece	1	1
Ireland	1	1
Norway	1	1
Subtotal	58%	57%
Pacific
Japan	21%	21%
Australia	5	5
Hong Kong	1	1
Singapore	1	1
Subtotal	28%	28%
Emerging Markets
South Korea	3%	3%
Brazil	2	2
South Africa	2	2
Taiwan	2	2
China	1	2
India	1	1
Israel	1	1
Mexico	1	1
Turkey	1	1
Subtotal	14%	15%

1 For underlying funds; annualized.

2 Reflects holdings of underlying funds.

3 Total International Composite Index.

4 MSCI All Country World Index ex USA.

See page 108 for a glossary of investment terms.

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 29, 1996–April 30, 2006

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Total International Stock Index Fund[3]	4/29/1996	26.61%	10.90%	6.34%

1 Six months ended April 30, 2006.

2 Consists of the MSCI Europe Index (57%), the MSCI Pacific Index (28%), and the Select Emerging Markets Index (15%).

3 Total return figures do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.

Note: See Financial Highlights table on page 86 for dividend and capital gains information.

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100%)
International Stock Funds (100%)
Vanguard European Stock Index Fund Investor Shares	286,337,691	9,222,937
Vanguard Pacific Stock Index Fund Investor Shares	358,675,492	4,512,138
Vanguard Emerging Markets Stock Index Fund Investor Shares	102,101,523	2,319,747

Money Market Fund (0%)
[1] Vanguard Market Liquidity Fund, 4.771%	7,017,596	7,018

Total Investment Companies (Cost $11,274,522)		16,061,840
Other Assets and Liabilities (0%)
Other Assets		39,213
Liabilities		(39,199)
		14
Net Assets (100%)
Applicable to 977,927,505 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)		16,061,854
Net Asset Value Per Share		$16.42

At April 30, 2006, net assets consisted of:2
	($000)	Share
Paid-in Capital	11,322,233	$11.57
Undistributed Net Investment Income	2,820	—
Accumulated Net Realized Losses	(50,517)	(.05)
Unrealized Appreciation	4,787,318	4.90
Net Assets	16,061,854	$16.42

• See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Income Distributions Received	256,657
Net Investment Income—Note B	256,657
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	1,208
Realized Net Gain (Loss)	1,208
Change in Unrealized Appreciation of Investment Securities	2,679,152
Net Increase (Decrease) in Net Assets Resulting from Operations	2,937,017

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	256,657	168,316
Realized Net Gain (Loss)	1,208	(471)
Change in Unrealized Appreciation (Depreciation)	2,679,152	1,438,347
Net Increase (Decrease) in Net Assets Resulting from Operations	2,937,017	1,606,192
Distributions
Net Investment Income	(254,606)	(168,772)
Realized Capital Gain	—	—
Total Distributions	(254,606)	(168,772)
Capital Share Transactions—Note E
Issued	2,713,116	3,624,696
Issued in Lieu of Cash Distributions	232,227	154,147
Redeemed[1]	(896,828)	(1,201,975)
Net Increase (Decrease) from Capital Share Transactions	2,048,515	2,576,868
Total Increase (Decrease)	4,730,926	4,014,288
Net Assets
Beginning of Period	11,330,928	7,316,640
End of Period[2]	16,061,854	11,330,928

1 The fund collected redemption fees of $181,000 and $266,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $2,820,000 and $769,000.

Total International Stock Index Fund

Financial Highlights

	Six Months
	Ended					Jan. 1 to	Year Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 30,	Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000
Net Asset Value,
Beginning of Period	$13.49	$11.48	$9.84	$7.79	$8.99	$11.83	$14.31
Investment Operations
Net Investment Income	.294	.255	.19	.157	.165	—	.20
Capital Gain Distributions
Received	—	—	—	—	—	—	.01
Net Realized and Unrealized
Gain (Loss) on Investments	2.930	2.010	1.64	2.050	(1.200)	(2.84)	(2.44)
Total from Investment
Operations	3.224	2.265	1.83	2.207	(1.035)	(2.84)	(2.23)
Distributions
Dividends from Net
Investment Income	(.294)	(.255)	(.19)	(.157)	(.165)	—	(.20)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	(.05)
Total Distributions	(.294)	(.255)	(.19)	(.157)	(.165)	—	(.25)
Net Asset Value,
End of Period	$16.42	$13.49	$11.48	$9.84	$7.79	$8.99	$11.83

Total Return[2]	24.21%	19.91%	18.80%	28.94%	–11.80%	–24.01%	–15.61%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$16,062	$11,331	$7,317	$4,538	$2,884	$2,732	$2,920
Ratio of Total Expenses to
Average Net Assets—Note B	0%[3]	0%	0%	0%	0%	0%	0%
Ratio of Net Investment
Income to Average
Net Assets	1.89%	1.76%	1.54%	1.75%	1.70%	0.05%[4]	1.68%
Portfolio Turnover Rate	1%[4]	3%	3%	2%	5%	2%	3%

1 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.

3 The average weighted annualized expense ratio of the underlying funds was 0.29%.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR® Funds. The fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2005, the fund had available realized losses of $50,245,000 to offset future net capital gains of $6,375,000 through October 31, 2009, and $43,870,000 through October 31, 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $4,787,318,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Total International Stock Index Fund

D. During the six months ended April 30, 2006, the fund purchased $2,119,953,000 of investment securities and sold $75,929,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2006	October 31, 2005
	Shares	Shares
	(000)	(000)
Issued	181,466	284,989
Issued in Lieu of Cash Distributions	16,161	12,332
Redeemed	(59,856)	(94,276)
Net Increase (Decrease) in Shares Outstanding	137,771	203,045

Developed Markets Index Fund

Fund Profile

As of April 30, 2006

Portfolio Characteristics
Fund
Expense Ratio	0.00%
Average Weighted Expense Ratio[1]	0.27%

Sector Diversification (% of portfolio)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	12%	12%	11%
Consumer Staples	8	8	7
Energy	8	8	10
Financials	29	29	28
Health Care	8	8	7
Industrials	11	11	10
Information Technology	6	6	7
Materials	8	8	9
Telecommunication Services	5	5	6
Utilities	5	5	5

Volatility Measures
		Target		Broad
	Fund	Index[3]	Fund	Index[4]
R-Squared	0.99	1.00	0.97	1.00
Beta	1.01	1.00	0.94	1.00

Allocation to Underlying Vanguard Funds

European Stock Index Fund	67.1%
Pacific Stock Index Fund	32.9%
Total	100.0%

Country Diversification (% of portfolio)
		Target
	Fund[2]	Index[3]
Japan	25%	25%
United Kingdom	23	24
France	9	10
Germany	7	7
Switzerland	7	7
Australia	5	5
Netherlands	5	3
Spain	4	4
Italy	4	4
Hong Kong	2	2
Sweden	2	2
Belgium	1	1
Denmark	1	1
Finland	1	1
Greece	1	1
Ireland	1	1
Norway	1	1
Singapore	1	1

1 For underlying funds; annualized.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

See page 108 for a glossary of investment terms.

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 8, 2000–April 30, 2006

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Developed Markets Index Fund[2]	5/8/2000	24.16%	9.49%	3.88%

1 Six months ended April 30, 2006.

2 Total return figures do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the $10 annual account maintenance fee applied on balances under $10,000.

Note: See Financial Highlights table on page 94 for dividend and capital gains information.

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
Vanguard European Stock Index Fund Investor Shares	45,150,814	1,454,307
Vanguard Pacific Stock Index Fund Investor Shares	56,557,772	711,497
Total Investment Companies (Cost $1,494,529)		2,165,804

Other Assets and Liabilities (0.1%)
Other Assets		8,669
Liabilities		(7,525)
		1,144
Net Assets (100%)
Applicable to 185,287,281 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		2,166,948
Net Asset Value Per Share		$11.70

At April 30, 2006, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,495,047	$8.08
Undistributed Net Investment Income	200	—
Accumulated Net Realized Gains	426	—
Unrealized Appreciation	671,275	3.62
Net Assets	2,166,948	$11.70

• See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Income Distributions Received	37,581
Net Investment Income—Note B	37,581
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	1,030
Realized Net Gain (Loss)	1,030
Change in Unrealized Appreciation (Depreciation) of Investment Securities	339,862
Net Increase (Decrease) in Net Assets Resulting from Operations	378,473

	Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,581	24,039
Realized Net Gain (Loss)	1,030	(117)
Change in Unrealized Appreciation (Depreciation)	339,862	186,905
Net Increase (Decrease) in Net Assets Resulting from Operations	378,473	210,827
Distributions
Net Investment Income	(37,455)	(24,120)
Realized Capital Gain	—	—
Total Distributions	(37,455)	(24,120)
Capital Share Transactions—Note E
Issued	400,308	701,583
Issued in Lieu of Cash Distributions	31,784	20,916
Redeemed[1]	(229,172)	(323,823)
Net Increase (Decrease) from Capital Share Transactions	202,920	398,676
Total Increase (Decrease)	543,938	585,383
Net Assets
Beginning of Period	1,623,010	1,037,627
End of Period[2]	2,166,948	1,623,010

1 The fund collected redemption fees of $110,000 and $260,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $200,000 and $74,000.

Developed Markets Index Fund

Financial Highlights

	Six Months					Jan. 1 to	May 8[2] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,	Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000
Net Asset Value,
Beginning of Period	$9.75	$8.43	$7.22	$5.80	$6.83	$9.07	$10.00
Investment Operations
Net Investment Income	.219	.19	.143	.116	.12	—	.15
Capital Gain
Distributions Received	—	—	—	—	—	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	1.950	1.32	1.210	1.420	(1.03)	(2.24)	(.93)
Total from Investment
Operations	2.169	1.51	1.353	1.536	(.91)	(2.24)	(.78)
Distributions
Dividends from Net
Investment Income	(.219)	(.19)	(.143)	(.116)	(.12)	—	(.15)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.219)	(.19)	(.143)	(.116)	(.12)	—	(.15)
Net Asset Value,
End of Period	$11.70	$9.75	$8.43	$7.22	$5.80	$6.83	$9.07

Total Return[3]	22.55%	18.07%	18.94%	27.06%	–13.61%	–24.70%	–7.78%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$2,167	$1,623	$1,038	$597	$308	$145	$99
Ratio of Total Expenses to
Average Net Assets—Note B	0%[4]	0%	0%	0%	0%	0%	0%
Ratio of Net Investment
Income to Average
Net Assets	2.01%	1.77%	1.52%	1.48%	1.30%	0.04%5	1.66%[5]
Portfolio Turnover Rate	10%[5]	10%	4%	7%	5%	9%	8%

1 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

2 Inception.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the $10 annual account maintenance fee applied on balances under $10,000.

4 The average weighted annualized expense ratio of the underlying funds was 0.27%.

5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $671,275,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended April 30, 2006, the fund purchased $292,490,000 of investment securities and sold $90,029,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2006	October 31, 2005
	Shares	Shares
	(000)	(000)
Issued	37,345	75,689
Issued in Lieu of Cash Distributions	3,089	2,291
Redeemed	(21,544)	(34,735)
Net Increase (Decrease) in Shares Outstanding	18,890	43,245

Institutional Developed Markets Index Fund

Fund Profile

As of April 30, 2006

Portfolio Characteristics
Fund
Expense Ratio	0.00%
Average Weighted Expense Ratio1	0.12%

Sector Diversification (% of portfolio)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	12%	12%	11%
Consumer Staples	8	8	7
Energy	8	8	10
Financials	29	29	28
Health Care	8	8	7
Industrials	11	11	10
Information Technology	6	6	7
Materials	8	8	9
Telecommunication Services	5	5	6
Utilities	5	5	5

Volatility Measures
		Target		Broad
	Fund	Index[3]	Fund	Index[4]
R-Squared	0.99	1.00	0.97	1.00
Beta	1.01	1.00	0.95	1.00

Allocation to Underlying Vanguard Funds

European Stock Index Fund	67.1%
Pacific Stock Index Fund	32.9%
Total	100.0%

Country Diversification (% of portfolio)
		Target
	Fund[2]	Index[3]
Japan	25%	25%
United Kingdom	23	24
France	9	10
Germany	7	7
Switzerland	7	7
Australia	5	5
Netherlands	5	3
Spain	4	4
Italy	4	4
Hong Kong	2	2
Sweden	2	2
Belgium	1	1
Denmark	1	1
Finland	1	1
Greece	1	1
Ireland	1	1
Norway	1	1
Singapore	1	1

1 For underlying funds; annualized.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

See page 108 for a glossary of investment terms.

Institutional Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 1, 2000–April 30, 2006

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Institutional Developed Markets
Index Fund[2]	6/1/2000	24.29%	9.60%	3.90%

1 Six months ended April 30, 2006.

2 Total return figures do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Note: See Financial Highlights table on page 102 for dividend and capital gains information.

Institutional Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
International Stock Funds (99.9%)
Vanguard European Stock Index Fund Institutional Shares	52,914,973	1,706,508
Vanguard Pacific Stock Index Fund Institutional Shares	66,266,967	834,963

Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 4.771%	3,730,679	3,731

Total Investment Companies (Cost $1,861,247)		2,545,202
Other Assets and Liabilities (–0.1%)
Other Assets		3,402
Liabilities		(5,205)
		(1,803)
Net Assets (100%)
Applicable to 219,395,065 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		2,543,399
Net Asset Value Per Share		$11.59

At April 30, 2006, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	1,867,830	$8.51
Undistributed Net Investment Income	502	—
Accumulated Net Realized Losses	(8,888)	(.04)
Unrealized Appreciation	683,955	3.12
Net Assets	2,543,399	$11.59

• See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Institutional Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Income Distributions Received	42,285
Net Investment Income—Note B	42,285
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	1,090
Realized Net Gain (Loss)	1,090
Change in Unrealized Appreciation (Depreciation) of Investment Securities	378,026
Net Increase (Decrease) in Net Assets Resulting from Operations	421,401

Institutional Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,285	25,345
Realized Net Gain (Loss)	1,090	(124)
Change in Unrealized Appreciation (Depreciation)	378,026	180,422
Net Increase (Decrease) in Net Assets Resulting from Operations	421,401	205,643
Distributions
Net Investment Income	(41,783)	(25,836)
Realized Capital Gain	—	—
Total Distributions	(41,783)	(25,836)
Capital Share Transactions—Note E
Issued	594,952	760,509
Issued in Lieu of Cash Distributions	29,979	19,681
Redeemed[1]	(209,244)	(122,676)
Net Increase (Decrease) from Capital Share Transactions	415,687	657,514
Total Increase (Decrease)	795,305	837,321
Net Assets
Beginning of Period	1,748,094	910,773
End of Period[2]	2,543,399	1,748,094

1 The fund collected redemption fees of $66,000 and $10,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $502,000 and $0.

Institutional Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended					Jan. 1 to	June 1[2] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,	Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000
Net Asset Value,
Beginning of Period	$9.67	$8.35	$7.16	$5.76	$6.78	$9.01	$10.00
Investment Operations
Net Investment Income	.229	.20	.158	.126	.132	—	.15
Capital Gain
Distributions Received	—	—	—	—	—	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	1.920	1.32	1.190	1.400	(1.020)	(2.23)	(.99)
Total from Investment
Operations	2.149	1.52	1.348	1.526	(.888)	(2.23)	(.84)
Distributions
Dividends from Net
Investment Income	(.229)	(.20)	(.158)	(.126)	(.132)	—	(.15)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.229)	(.20)	(.158)	(.126)	(.132)	—	(.15)
Net Asset Value,
End of Period	$11.59	$9.67	$8.35	$7.16	$5.76	$6.78	$9.01

Total Return[3]	22.55%	18.37%	19.05%	27.13%	–13.41%	–24.75%	–8.38%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$2,543	$1,748	$911	$567	$261	$206	$171
Ratio of Total Expenses to
Average Net Assets—Note B	0%[4]	0%	0%	0%	0%	0%	0%
Ratio of Net Investment
Income to Average
Net Assets	2.05%	1.86%	1.81%	1.80%	1.75%	0.05%[5]	1.74%[5]
Portfolio Turnover Rate	19%[5]	6%	19%	11%	9%	3%	3%

1 The fund’s fiscal year-end changed from December 31 to October 31, effective October 31, 2001.

2 Inception.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

4 The average weighted annualized expense ratio of the underlying funds was 0.12%.

5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Notes to Financial Statements

Vanguard Institutional Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2005, the fund had available realized losses of $9,854,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $683,955,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Institutional Developed Markets Index Fund

D. During the six months ended April 30, 2006, the fund purchased $606,214,000 of investment securities and sold $192,140,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2006	October 31, 2005
	Shares	Shares
	(000)	(000)
Issued	55,600	82,904
Issued in Lieu of Cash Distributions	2,939	2,175
Redeemed	(19,865)	(13,398)
Net Increase (Decrease) in Shares Outstanding	38,674	71,681

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. Vanguard “funds of funds,” such as the Developed Markets Index Fund, Institutional Developed Markets Index Fund, and Total International Stock Index Fund, do not have direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s average weighted expense ratio, also expressed as a percentage of average net assets.

The examples in the table on the next page are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only; they do not include low-balance fees, account maintenance fees, or the transaction fees on redemptions. These fees are described fully in the prospectus; they also are noted on the Performance Summary pages in this report. If the fees were applied to your account, your costs would be higher. The funds do not carry “sales loads.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements sections of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended April 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2005	4/30/2006	Period[1]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$1,222.94	$1.49
Admiral Shares	1,000.00	1,223.57	0.94
Institutional Shares	1,000.00	1,223.80	0.66
VIPER Shares	1,000.00	1,223.39	0.99
Pacific
Investor Shares	$1,000.00	1,227.79	$1.49
Admiral Shares	1,000.00	1,228.26	0.94
Institutional Shares	1,000.00	1,229.06	0.66
VIPER Shares	1,000.00	1,228.16	0.99
Emerging Markets[2]
Investor Shares	$995.00	1,358.96	$7.51
Institutional Shares	995.00	1,360.59	6.46
VIPER Shares	1,000.00	1,367.08	1.76
Total International	$1,000.00	$1,242.10	$1.61
Developed Markets	$1,000.00	$1,225.54	$1.49
Institutional Developed Markets	$1,000.00	$1,225.46	$0.66
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,023.46	$1.35
Admiral Shares	1,000.00	1,023.95	0.85
Institutional Shares	1,000.00	1,024.20	0.60
VIPER Shares	1,000.00	1,023.90	0.90
Pacific
Investor Shares	$1,000.00	$1,023.46	$1.35
Admiral Shares	1,000.00	1,023.95	0.85
Institutional Shares	1,000.00	1,024.20	0.60
VIPER Shares	1,000.00	1,023.90	0.90
Emerging Markets
Investor Shares	$995.00	$1,017.55	$7.15
Institutional Shares	995.00	1,018.44	6.25
VIPER Shares	1,000.00	1,023.31	1.51
Total International	$1,000.00	$1,023.36	$1.45
Developed Markets	$1,000.00	$1,023.46	$1.35
Institutional Developed Markets	$1,000.00	$1,024.20	$0.60

1 These calculations are based on expenses incurred in the most recent six-month period, except for the three “funds-of-funds,” for which calculations are based on expenses incurred in the most recent fiscal period of each underlying fund. Annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.27% for Investor Shares, 0.17% for Admiral Shares, 0.12% for Institutional Shares, and 0.18% for VIPER Shares; Pacific Stock Index Fund—0.27% for Investor Shares, 0.17% for Admiral Shares, 0.12% for Institutional Shares, and 0.18% for VIPER Shares; Emerging Markets Stock Index Fund—0.43% for Investor Shares, 0.25% for Institutional Shares, and 0.30% for VIPER Shares. The other funds’ annualized average weighted expense ratios as of April 30, 2006, were (in top-to-bottom order as listed above) 0.29%, 0.27%, and 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations reflect the fund’s 0.5% purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Trustees Renew Advisory Arrangement

The board of trustees of Vanguard International Stock Index Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the European, Pacific, and Emerging Markets Stock Index Funds. The Total International Stock Index Fund, Developed Markets Index Fund, and Institutional Developed Markets Index Fund do not employ an investment advisor but benefit from the investment advisory services provided to the underlying funds in which they invest. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $690 billion in assets (stocks and bonds). Vanguard adheres to a sound, disciplined investment management process; the portfolio management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the performance data considered by the board, can be found in the Performance Summary pages of this report.

Cost

The board concluded that the advisory expenses and the overall expense ratios for the European, Pacific, and Emerging Markets Stock Index Funds were far below the average advisory fees and expense ratios charged by funds in their respective peer groups. As previously noted, the other funds do not incur advisory expenses directly. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with the International Stock Index Funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Weighted Expense Ratio. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 135 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

Independent Trustees

Charles D. Ellis
Born 1937 Trustee since January 2001 135 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 20012 135 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 135 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson

(pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 135 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 135 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 135 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen

Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 135 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc., since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 135 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard™ > www.vanguard.com
Fund Information > 800-662-7447	Vanguard, Admiral, STAR, Connect with Vanguard, and the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their respective owners.
Text Telephone > 800-952-3335
All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800-662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

Q722 062006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 19, 2006

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 19, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.